UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-02594
MFS SERIES TRUST IV
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
August 31
Date of reporting period:
August 31, 2024
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Blended Research® Emerging Markets Equity Fund
Class A-BRKAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Emerging Markets Equity Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$136	1.24%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class A shares of the MFS Blended Research Emerging Markets Equity Fund (fund) provided a total return of 18.72%, at net asset value. This compares with a return of 15.07% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection within both the information technology and financials sectors contributed to relative performance.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Weak stock selection within the communication services sector held back relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
A without sales charge	18.72%	5.59%	6.63%
A with initial sales charge (5.75%)	11.90%	4.35%	5.92%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	15.07%	4.79%	6.03%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2024.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	91,229,346	Total Management Fee ($)#:	471,631
Total Number of Holdings:	137	Portfolio Turnover Rate (%):	58
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	98.4%
Money Market Funds	1.6%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	10.0%
Tencent Holdings Ltd.	4.6%
Samsung Electronics Co. Ltd.	4.4%
Hon Hai Precision Industry Co. Ltd.	2.1%
China Construction Bank Corp.	2.1%
Tata Consultancy Services Ltd.	2.0%
Alibaba Group Holding Ltd.	1.8%
Mahindra & Mahindra Ltd.	1.7%
Petrobras	1.7%
Infosys Ltd.	1.4%
Issuer country weightings
China	24.7%
India	18.6%
Taiwan	15.8%
South Korea	13.9%
Brazil	5.4%
Indonesia	3.3%
United Arab Emirates	2.9%
Greece	2.2%
Mexico	2.0%
Other Countries	11.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRKA-ANN
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Blended Research® Emerging Markets Equity Fund
Class B-BRKBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Emerging Markets Equity Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$217	1.99%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class B shares of the MFS Blended Research Emerging Markets Equity Fund (fund) provided a total return of 17.80%, at net asset value. This compares with a return of 15.07% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection within both the information technology and financials sectors contributed to relative performance.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Weak stock selection within the communication services sector held back relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
B without sales charge	17.80%	4.81%	5.83%
B with CDSC (declining over six years from 4% to 0%)×	13.80%	4.48%	5.83%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	15.07%	4.79%	6.03%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2024.
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	91,229,346	Total Management Fee ($)#:	471,631
Total Number of Holdings:	137	Portfolio Turnover Rate (%):	58
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	98.4%
Money Market Funds	1.6%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	10.0%
Tencent Holdings Ltd.	4.6%
Samsung Electronics Co. Ltd.	4.4%
Hon Hai Precision Industry Co. Ltd.	2.1%
China Construction Bank Corp.	2.1%
Tata Consultancy Services Ltd.	2.0%
Alibaba Group Holding Ltd.	1.8%
Mahindra & Mahindra Ltd.	1.7%
Petrobras	1.7%
Infosys Ltd.	1.4%
Issuer country weightings
China	24.7%
India	18.6%
Taiwan	15.8%
South Korea	13.9%
Brazil	5.4%
Indonesia	3.3%
United Arab Emirates	2.9%
Greece	2.2%
Mexico	2.0%
Other Countries	11.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRKB-ANN
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Blended Research® Emerging Markets Equity Fund
Class C-BRKCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Emerging Markets Equity Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$217	1.99%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class C shares of the MFS Blended Research Emerging Markets Equity Fund (fund) provided a total return of 17.79%, at net asset value. This compares with a return of 15.07% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection within both the information technology and financials sectors contributed to relative performance.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Weak stock selection within the communication services sector held back relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
C without sales charge	17.79%	4.80%	5.83%
C with CDSC (1% for 12 months)×	16.79%	4.80%	5.83%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	15.07%	4.79%	6.03%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2024.
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	91,229,346	Total Management Fee ($)#:	471,631
Total Number of Holdings:	137	Portfolio Turnover Rate (%):	58
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	98.4%
Money Market Funds	1.6%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	10.0%
Tencent Holdings Ltd.	4.6%
Samsung Electronics Co. Ltd.	4.4%
Hon Hai Precision Industry Co. Ltd.	2.1%
China Construction Bank Corp.	2.1%
Tata Consultancy Services Ltd.	2.0%
Alibaba Group Holding Ltd.	1.8%
Mahindra & Mahindra Ltd.	1.7%
Petrobras	1.7%
Infosys Ltd.	1.4%
Issuer country weightings
China	24.7%
India	18.6%
Taiwan	15.8%
South Korea	13.9%
Brazil	5.4%
Indonesia	3.3%
United Arab Emirates	2.9%
Greece	2.2%
Mexico	2.0%
Other Countries	11.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRKC-ANN
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Blended Research® Emerging Markets Equity Fund
Class I-BRKIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Emerging Markets Equity Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$108	0.99%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class I shares of the MFS Blended Research Emerging Markets Equity Fund (fund) provided a total return of 19.00%, at net asset value. This compares with a return of 15.07% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection within both the information technology and financials sectors contributed to relative performance.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Weak stock selection within the communication services sector held back relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
I without sales charge	19.00%	5.85%	6.89%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	15.07%	4.79%	6.03%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2024.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	91,229,346	Total Management Fee ($)#:	471,631
Total Number of Holdings:	137	Portfolio Turnover Rate (%):	58
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	98.4%
Money Market Funds	1.6%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	10.0%
Tencent Holdings Ltd.	4.6%
Samsung Electronics Co. Ltd.	4.4%
Hon Hai Precision Industry Co. Ltd.	2.1%
China Construction Bank Corp.	2.1%
Tata Consultancy Services Ltd.	2.0%
Alibaba Group Holding Ltd.	1.8%
Mahindra & Mahindra Ltd.	1.7%
Petrobras	1.7%
Infosys Ltd.	1.4%
Issuer country weightings
China	24.7%
India	18.6%
Taiwan	15.8%
South Korea	13.9%
Brazil	5.4%
Indonesia	3.3%
United Arab Emirates	2.9%
Greece	2.2%
Mexico	2.0%
Other Countries	11.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRKI-ANN
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Blended Research® Emerging Markets Equity Fund
Class R1-BRKRX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Emerging Markets Equity Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$136	1.24%
For the period from September 1, 2023 through August 31, 2024, the distribution fee was not imposed. Had the distribution fee been imposed throughout the entire period, the “Costs of a $10,000 investment” and the “Costs paid as a percentage of a $10,000 investment” would have been approximately $218 and 1.99%, respectively.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R1 shares of the MFS Blended Research Emerging Markets Equity Fund (fund) provided a total return of 18.67%, at net asset value. This compares with a return of 15.07% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection within both the information technology and financials sectors contributed to relative performance.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Weak stock selection within the communication services sector held back relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R1 without sales charge	18.67%	5.35%	6.14%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	15.07%	4.79%	6.03%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2024.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	91,229,346	Total Management Fee ($)#:	471,631
Total Number of Holdings:	137	Portfolio Turnover Rate (%):	58
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	98.4%
Money Market Funds	1.6%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	10.0%
Tencent Holdings Ltd.	4.6%
Samsung Electronics Co. Ltd.	4.4%
Hon Hai Precision Industry Co. Ltd.	2.1%
China Construction Bank Corp.	2.1%
Tata Consultancy Services Ltd.	2.0%
Alibaba Group Holding Ltd.	1.8%
Mahindra & Mahindra Ltd.	1.7%
Petrobras	1.7%
Infosys Ltd.	1.4%
Issuer country weightings
China	24.7%
India	18.6%
Taiwan	15.8%
South Korea	13.9%
Brazil	5.4%
Indonesia	3.3%
United Arab Emirates	2.9%
Greece	2.2%
Mexico	2.0%
Other Countries	11.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRKR1-ANN
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Blended Research® Emerging Markets Equity Fund
Class R2-BRKSX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Emerging Markets Equity Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$163	1.49%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R2 shares of the MFS Blended Research Emerging Markets Equity Fund (fund) provided a total return of 18.44%, at net asset value. This compares with a return of 15.07% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection within both the information technology and financials sectors contributed to relative performance.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Weak stock selection within the communication services sector held back relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R2 without sales charge	18.44%	5.33%	6.36%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	15.07%	4.79%	6.03%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2024.
∆	Source: FactSet Research Systems Inc.
If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 18.35%.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	91,229,346	Total Management Fee ($)#:	471,631
Total Number of Holdings:	137	Portfolio Turnover Rate (%):	58
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	98.4%
Money Market Funds	1.6%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	10.0%
Tencent Holdings Ltd.	4.6%
Samsung Electronics Co. Ltd.	4.4%
Hon Hai Precision Industry Co. Ltd.	2.1%
China Construction Bank Corp.	2.1%
Tata Consultancy Services Ltd.	2.0%
Alibaba Group Holding Ltd.	1.8%
Mahindra & Mahindra Ltd.	1.7%
Petrobras	1.7%
Infosys Ltd.	1.4%
Issuer country weightings
China	24.7%
India	18.6%
Taiwan	15.8%
South Korea	13.9%
Brazil	5.4%
Indonesia	3.3%
United Arab Emirates	2.9%
Greece	2.2%
Mexico	2.0%
Other Countries	11.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRKR2-ANN
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Blended Research® Emerging Markets Equity Fund
Class R3-BRKTX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Emerging Markets Equity Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$136	1.24%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R3 shares of the MFS Blended Research Emerging Markets Equity Fund (fund) provided a total return of 18.76%, at net asset value. This compares with a return of 15.07% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection within both the information technology and financials sectors contributed to relative performance.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Weak stock selection within the communication services sector held back relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R3 without sales charge	18.76%	5.59%	6.62%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	15.07%	4.79%	6.03%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2024.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	91,229,346	Total Management Fee ($)#:	471,631
Total Number of Holdings:	137	Portfolio Turnover Rate (%):	58
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	98.4%
Money Market Funds	1.6%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	10.0%
Tencent Holdings Ltd.	4.6%
Samsung Electronics Co. Ltd.	4.4%
Hon Hai Precision Industry Co. Ltd.	2.1%
China Construction Bank Corp.	2.1%
Tata Consultancy Services Ltd.	2.0%
Alibaba Group Holding Ltd.	1.8%
Mahindra & Mahindra Ltd.	1.7%
Petrobras	1.7%
Infosys Ltd.	1.4%
Issuer country weightings
China	24.7%
India	18.6%
Taiwan	15.8%
South Korea	13.9%
Brazil	5.4%
Indonesia	3.3%
United Arab Emirates	2.9%
Greece	2.2%
Mexico	2.0%
Other Countries	11.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRKR3-ANN
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Blended Research® Emerging Markets Equity Fund
Class R4-BRKUX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Emerging Markets Equity Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$108	0.99%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R4 shares of the MFS Blended Research Emerging Markets Equity Fund (fund) provided a total return of 19.01%, at net asset value. This compares with a return of 15.07% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection within both the information technology and financials sectors contributed to relative performance.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Weak stock selection within the communication services sector held back relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R4 without sales charge	19.01%	5.85%	6.89%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	15.07%	4.79%	6.03%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2024.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	91,229,346	Total Management Fee ($)#:	471,631
Total Number of Holdings:	137	Portfolio Turnover Rate (%):	58
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	98.4%
Money Market Funds	1.6%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	10.0%
Tencent Holdings Ltd.	4.6%
Samsung Electronics Co. Ltd.	4.4%
Hon Hai Precision Industry Co. Ltd.	2.1%
China Construction Bank Corp.	2.1%
Tata Consultancy Services Ltd.	2.0%
Alibaba Group Holding Ltd.	1.8%
Mahindra & Mahindra Ltd.	1.7%
Petrobras	1.7%
Infosys Ltd.	1.4%
Issuer country weightings
China	24.7%
India	18.6%
Taiwan	15.8%
South Korea	13.9%
Brazil	5.4%
Indonesia	3.3%
United Arab Emirates	2.9%
Greece	2.2%
Mexico	2.0%
Other Countries	11.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRKR4-ANN
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Blended Research® Emerging Markets Equity Fund
Class R6-BRKVX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Emerging Markets Equity Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$99	0.90%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R6 shares of the MFS Blended Research Emerging Markets Equity Fund (fund) provided a total return of 19.11%, at net asset value. This compares with a return of 15.07% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection within both the information technology and financials sectors contributed to relative performance.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Weak stock selection within the communication services sector held back relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	19.11%	5.95%	6.98%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	15.07%	4.79%	6.03%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2024.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	91,229,346	Total Management Fee ($)#:	471,631
Total Number of Holdings:	137	Portfolio Turnover Rate (%):	58
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	98.4%
Money Market Funds	1.6%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	10.0%
Tencent Holdings Ltd.	4.6%
Samsung Electronics Co. Ltd.	4.4%
Hon Hai Precision Industry Co. Ltd.	2.1%
China Construction Bank Corp.	2.1%
Tata Consultancy Services Ltd.	2.0%
Alibaba Group Holding Ltd.	1.8%
Mahindra & Mahindra Ltd.	1.7%
Petrobras	1.7%
Infosys Ltd.	1.4%
Issuer country weightings
China	24.7%
India	18.6%
Taiwan	15.8%
South Korea	13.9%
Brazil	5.4%
Indonesia	3.3%
United Arab Emirates	2.9%
Greece	2.2%
Mexico	2.0%
Other Countries	11.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRKR6-ANN
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Blended Research®
International Equity Fund
Class A-BRXAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research International Equity Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$99	0.89%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class A shares of the MFS Blended Research International Equity Fund (fund) provided a total return of 22.08%, at net asset value. This compares with a return of 18.21% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index:
    Security selection within the information technology, consumer staples, financials and consumer discretionary sectors contributed to relative results.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index:
    Stock selection within both the materials and communication services sectors detracted from relative performance.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another detractor from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
A without sales charge	22.08%	9.75%	7.01%
A with initial sales charge (5.75%)	15.06%	8.46%	6.30%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	18.21%	7.56%	6.74%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2024.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	709,315,854	Total Management Fee ($)#:	3,239,487
Total Number of Holdings:	148	Portfolio Turnover Rate (%):	51
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.9%
Roche Holding AG	2.4%
ASML Holding N.V.	1.7%
KDDI Corp.	1.7%
UBS Group AG	1.6%
Tata Consultancy Services Ltd.	1.6%
Tencent Holdings Ltd.	1.5%
Samsung Electronics Co. Ltd.	1.5%
Sanofi	1.5%
DBS Group Holdings Ltd.	1.5%
Issuer country weightings
Japan	14.8%
United Kingdom	10.4%
France	10.3%
Canada	8.7%
China	7.0%
Taiwan	4.9%
South Korea	4.8%
Switzerland	4.6%
Netherlands	4.3%
Other Countries	30.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRXA-ANN
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Blended Research®
International Equity Fund
Class B-BRXBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research International Equity Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$181	1.64%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class B shares of the MFS Blended Research International Equity Fund (fund) provided a total return of 21.15%, at net asset value. This compares with a return of 18.21% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index:
    Security selection within the information technology, consumer staples, financials and consumer discretionary sectors contributed to relative results.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index:
    Stock selection within both the materials and communication services sectors detracted from relative performance.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another detractor from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
B without sales charge	21.15%	8.90%	6.19%
B with CDSC (declining over six years from 4% to 0%)×	17.15%	8.61%	6.19%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	18.21%	7.56%	6.74%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2024.
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	709,315,854	Total Management Fee ($)#:	3,239,487
Total Number of Holdings:	148	Portfolio Turnover Rate (%):	51
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.9%
Roche Holding AG	2.4%
ASML Holding N.V.	1.7%
KDDI Corp.	1.7%
UBS Group AG	1.6%
Tata Consultancy Services Ltd.	1.6%
Tencent Holdings Ltd.	1.5%
Samsung Electronics Co. Ltd.	1.5%
Sanofi	1.5%
DBS Group Holdings Ltd.	1.5%
Issuer country weightings
Japan	14.8%
United Kingdom	10.4%
France	10.3%
Canada	8.7%
China	7.0%
Taiwan	4.9%
South Korea	4.8%
Switzerland	4.6%
Netherlands	4.3%
Other Countries	30.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRXB-ANN
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Blended Research®
International Equity Fund
Class C-BRXCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research International Equity Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$181	1.64%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class C shares of the MFS Blended Research International Equity Fund (fund) provided a total return of 21.20%, at net asset value. This compares with a return of 18.21% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index:
    Security selection within the information technology, consumer staples, financials and consumer discretionary sectors contributed to relative results.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index:
    Stock selection within both the materials and communication services sectors detracted from relative performance.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another detractor from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
C without sales charge	21.20%	8.91%	6.19%
C with CDSC (1% for 12 months)×	20.20%	8.91%	6.19%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	18.21%	7.56%	6.74%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2024.
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	709,315,854	Total Management Fee ($)#:	3,239,487
Total Number of Holdings:	148	Portfolio Turnover Rate (%):	51
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.9%
Roche Holding AG	2.4%
ASML Holding N.V.	1.7%
KDDI Corp.	1.7%
UBS Group AG	1.6%
Tata Consultancy Services Ltd.	1.6%
Tencent Holdings Ltd.	1.5%
Samsung Electronics Co. Ltd.	1.5%
Sanofi	1.5%
DBS Group Holdings Ltd.	1.5%
Issuer country weightings
Japan	14.8%
United Kingdom	10.4%
France	10.3%
Canada	8.7%
China	7.0%
Taiwan	4.9%
South Korea	4.8%
Switzerland	4.6%
Netherlands	4.3%
Other Countries	30.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRXC-ANN
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Blended Research®
International Equity Fund
Class I-BRXIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research International Equity Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$71	0.64%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class I shares of the MFS Blended Research International Equity Fund (fund) provided a total return of 22.39%, at net asset value. This compares with a return of 18.21% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index:
    Security selection within the information technology, consumer staples, financials and consumer discretionary sectors contributed to relative results.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index:
    Stock selection within both the materials and communication services sectors detracted from relative performance.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another detractor from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
I without sales charge	22.39%	10.00%	7.26%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	18.21%	7.56%	6.74%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2024.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	709,315,854	Total Management Fee ($)#:	3,239,487
Total Number of Holdings:	148	Portfolio Turnover Rate (%):	51
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.9%
Roche Holding AG	2.4%
ASML Holding N.V.	1.7%
KDDI Corp.	1.7%
UBS Group AG	1.6%
Tata Consultancy Services Ltd.	1.6%
Tencent Holdings Ltd.	1.5%
Samsung Electronics Co. Ltd.	1.5%
Sanofi	1.5%
DBS Group Holdings Ltd.	1.5%
Issuer country weightings
Japan	14.8%
United Kingdom	10.4%
France	10.3%
Canada	8.7%
China	7.0%
Taiwan	4.9%
South Korea	4.8%
Switzerland	4.6%
Netherlands	4.3%
Other Countries	30.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRXI-ANN
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Blended Research®
International Equity Fund
Class R1-BRXRX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research International Equity Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$181	1.64%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R1 shares of the MFS Blended Research International Equity Fund (fund) provided a total return of 21.25%, at net asset value. This compares with a return of 18.21% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index:
    Security selection within the information technology, consumer staples, financials and consumer discretionary sectors contributed to relative results.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index:
    Stock selection within both the materials and communication services sectors detracted from relative performance.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another detractor from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R1 without sales charge	21.25%	8.92%	6.19%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	18.21%	7.56%	6.74%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2024.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	709,315,854	Total Management Fee ($)#:	3,239,487
Total Number of Holdings:	148	Portfolio Turnover Rate (%):	51
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.9%
Roche Holding AG	2.4%
ASML Holding N.V.	1.7%
KDDI Corp.	1.7%
UBS Group AG	1.6%
Tata Consultancy Services Ltd.	1.6%
Tencent Holdings Ltd.	1.5%
Samsung Electronics Co. Ltd.	1.5%
Sanofi	1.5%
DBS Group Holdings Ltd.	1.5%
Issuer country weightings
Japan	14.8%
United Kingdom	10.4%
France	10.3%
Canada	8.7%
China	7.0%
Taiwan	4.9%
South Korea	4.8%
Switzerland	4.6%
Netherlands	4.3%
Other Countries	30.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRXR1-ANN
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Blended Research®
International Equity Fund
Class R2-BRXSX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research International Equity Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$126	1.14%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R2 shares of the MFS Blended Research International Equity Fund (fund) provided a total return of 21.83%, at net asset value. This compares with a return of 18.21% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index:
    Security selection within the information technology, consumer staples, financials and consumer discretionary sectors contributed to relative results.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index:
    Stock selection within both the materials and communication services sectors detracted from relative performance.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another detractor from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R2 without sales charge	21.83%	9.45%	6.72%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	18.21%	7.56%	6.74%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2024.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	709,315,854	Total Management Fee ($)#:	3,239,487
Total Number of Holdings:	148	Portfolio Turnover Rate (%):	51
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.9%
Roche Holding AG	2.4%
ASML Holding N.V.	1.7%
KDDI Corp.	1.7%
UBS Group AG	1.6%
Tata Consultancy Services Ltd.	1.6%
Tencent Holdings Ltd.	1.5%
Samsung Electronics Co. Ltd.	1.5%
Sanofi	1.5%
DBS Group Holdings Ltd.	1.5%
Issuer country weightings
Japan	14.8%
United Kingdom	10.4%
France	10.3%
Canada	8.7%
China	7.0%
Taiwan	4.9%
South Korea	4.8%
Switzerland	4.6%
Netherlands	4.3%
Other Countries	30.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRXR2-ANN
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Blended Research®
International Equity Fund
Class R3-BRXTX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research International Equity Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$99	0.89%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R3 shares of the MFS Blended Research International Equity Fund (fund) provided a total return of 22.08%, at net asset value. This compares with a return of 18.21% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index:
    Security selection within the information technology, consumer staples, financials and consumer discretionary sectors contributed to relative results.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index:
    Stock selection within both the materials and communication services sectors detracted from relative performance.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another detractor from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R3 without sales charge	22.08%	9.73%	7.00%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	18.21%	7.56%	6.74%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2024.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	709,315,854	Total Management Fee ($)#:	3,239,487
Total Number of Holdings:	148	Portfolio Turnover Rate (%):	51
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.9%
Roche Holding AG	2.4%
ASML Holding N.V.	1.7%
KDDI Corp.	1.7%
UBS Group AG	1.6%
Tata Consultancy Services Ltd.	1.6%
Tencent Holdings Ltd.	1.5%
Samsung Electronics Co. Ltd.	1.5%
Sanofi	1.5%
DBS Group Holdings Ltd.	1.5%
Issuer country weightings
Japan	14.8%
United Kingdom	10.4%
France	10.3%
Canada	8.7%
China	7.0%
Taiwan	4.9%
South Korea	4.8%
Switzerland	4.6%
Netherlands	4.3%
Other Countries	30.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRXR3-ANN
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Blended Research®
International Equity Fund
Class R4-BRXUX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research International Equity Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$71	0.64%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R4 shares of the MFS Blended Research International Equity Fund (fund) provided a total return of 22.45%, at net asset value. This compares with a return of 18.21% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index:
    Security selection within the information technology, consumer staples, financials and consumer discretionary sectors contributed to relative results.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index:
    Stock selection within both the materials and communication services sectors detracted from relative performance.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another detractor from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R4 without sales charge	22.45%	10.02%	7.26%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	18.21%	7.56%	6.74%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2024.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	709,315,854	Total Management Fee ($)#:	3,239,487
Total Number of Holdings:	148	Portfolio Turnover Rate (%):	51
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.9%
Roche Holding AG	2.4%
ASML Holding N.V.	1.7%
KDDI Corp.	1.7%
UBS Group AG	1.6%
Tata Consultancy Services Ltd.	1.6%
Tencent Holdings Ltd.	1.5%
Samsung Electronics Co. Ltd.	1.5%
Sanofi	1.5%
DBS Group Holdings Ltd.	1.5%
Issuer country weightings
Japan	14.8%
United Kingdom	10.4%
France	10.3%
Canada	8.7%
China	7.0%
Taiwan	4.9%
South Korea	4.8%
Switzerland	4.6%
Netherlands	4.3%
Other Countries	30.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRXR4-ANN
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Blended Research®
International Equity Fund
Class R6-BRXVX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research International Equity Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$62	0.56%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R6 shares of the MFS Blended Research International Equity Fund (fund) provided a total return of 22.52%, at net asset value. This compares with a return of 18.21% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index:
    Security selection within the information technology, consumer staples, financials and consumer discretionary sectors contributed to relative results.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index:
    Stock selection within both the materials and communication services sectors detracted from relative performance.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another detractor from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	22.52%	10.09%	7.34%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	18.21%	7.56%	6.74%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2024.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	709,315,854	Total Management Fee ($)#:	3,239,487
Total Number of Holdings:	148	Portfolio Turnover Rate (%):	51
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.9%
Roche Holding AG	2.4%
ASML Holding N.V.	1.7%
KDDI Corp.	1.7%
UBS Group AG	1.6%
Tata Consultancy Services Ltd.	1.6%
Tencent Holdings Ltd.	1.5%
Samsung Electronics Co. Ltd.	1.5%
Sanofi	1.5%
DBS Group Holdings Ltd.	1.5%
Issuer country weightings
Japan	14.8%
United Kingdom	10.4%
France	10.3%
Canada	8.7%
China	7.0%
Taiwan	4.9%
South Korea	4.8%
Switzerland	4.6%
Netherlands	4.3%
Other Countries	30.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRXR6-ANN
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Global New Discovery Fund
Class A-GLNAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global New Discovery Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$144	1.35%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class A shares of the MFS Global New Discovery Fund (fund) provided a total return of 13.42%, at net asset value. This compares with a return of 23.44% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the MSCI All Country World Small Mid Cap Index (net div), generated a return of 16.90%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI All Country World Small Mid Cap Index:
    Security selection and, to a lesser extent, an overweight position in the industrials sector contributed to relative performance.
    Security selection within the consumer staples sector also helped relative returns.
  Top detractors from performance relative to the MSCI All Country World Small Mid Cap Index:
    Stock selection within both the consumer discretionary and health care sectors detracted from relative performance.
    Stock selection and an underweight position in the financials sector hindered relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	13.42%	7.23%	7.47%
A with initial sales charge (5.75%)	6.90%	5.96%	6.84%
Comparative Benchmark(s)
MSCI All Country World Index (net div) +∆	23.44%	12.14%	8.78%
MSCI All Country World Small Mid Cap Index (net div) +∆	16.90%	9.12%	6.87%
+
Effective May 1, 2024, the MSCI All Country World Index (net div) replaced the MSCI All Country World Small Mid Cap Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI All Country World Small Mid Cap Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	77,909,171	Total Management Fee ($)#:	696,463
Total Number of Holdings:	95	Portfolio Turnover Rate (%):	37
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	97.2%
Money Market Funds	2.8%
Top ten holdings
Cranswick PLC	2.6%
GFL Environmental, Inc.	2.4%
Wabtec Corp.	2.2%
ICON PLC	2.1%
Howmet Aerospace, Inc.	2.0%
Euronext N.V.	2.0%
AUB Group Ltd.	2.0%
STERIS PLC	1.9%
Burlington Stores, Inc.	1.8%
Jacobs Solutions, Inc.	1.7%
Issuer country weightings
United States	43.8%
United Kingdom	11.1%
Japan	8.6%
Germany	5.4%
Canada	5.4%
France	4.6%
Brazil	3.3%
Australia	2.9%
Switzerland	2.9%
Other Countries	12.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
GNDA-ANN
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Global New Discovery Fund
Class B-GLNBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global New Discovery Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$223	2.10%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class B shares of the MFS Global New Discovery Fund (fund) provided a total return of 12.52%, at net asset value. This compares with a return of 23.44% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the MSCI All Country World Small Mid Cap Index (net div), generated a return of 16.90%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI All Country World Small Mid Cap Index:
    Security selection and, to a lesser extent, an overweight position in the industrials sector contributed to relative performance.
    Security selection within the consumer staples sector also helped relative returns.
  Top detractors from performance relative to the MSCI All Country World Small Mid Cap Index:
    Stock selection within both the consumer discretionary and health care sectors detracted from relative performance.
    Stock selection and an underweight position in the financials sector hindered relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	12.52%	6.42%	6.67%
B with CDSC (declining over six years from 4% to 0%)×	8.52%	6.10%	6.67%
Comparative Benchmark(s)
MSCI All Country World Index (net div) +∆	23.44%	12.14%	8.78%
MSCI All Country World Small Mid Cap Index (net div) +∆	16.90%	9.12%	6.87%
+
Effective May 1, 2024, the MSCI All Country World Index (net div) replaced the MSCI All Country World Small Mid Cap Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI All Country World Small Mid Cap Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 12.58%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	77,909,171	Total Management Fee ($)#:	696,463
Total Number of Holdings:	95	Portfolio Turnover Rate (%):	37
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	97.2%
Money Market Funds	2.8%
Top ten holdings
Cranswick PLC	2.6%
GFL Environmental, Inc.	2.4%
Wabtec Corp.	2.2%
ICON PLC	2.1%
Howmet Aerospace, Inc.	2.0%
Euronext N.V.	2.0%
AUB Group Ltd.	2.0%
STERIS PLC	1.9%
Burlington Stores, Inc.	1.8%
Jacobs Solutions, Inc.	1.7%
Issuer country weightings
United States	43.8%
United Kingdom	11.1%
Japan	8.6%
Germany	5.4%
Canada	5.4%
France	4.6%
Brazil	3.3%
Australia	2.9%
Switzerland	2.9%
Other Countries	12.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
GNDB-ANN
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Global New Discovery Fund
Class C-GLNCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global New Discovery Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$223	2.10%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class C shares of the MFS Global New Discovery Fund (fund) provided a total return of 12.58%, at net asset value. This compares with a return of 23.44% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the MSCI All Country World Small Mid Cap Index (net div), generated a return of 16.90%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI All Country World Small Mid Cap Index:
    Security selection and, to a lesser extent, an overweight position in the industrials sector contributed to relative performance.
    Security selection within the consumer staples sector also helped relative returns.
  Top detractors from performance relative to the MSCI All Country World Small Mid Cap Index:
    Stock selection within both the consumer discretionary and health care sectors detracted from relative performance.
    Stock selection and an underweight position in the financials sector hindered relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	12.58%	6.42%	6.67%
C with CDSC (1% for 12 months)×	11.58%	6.42%	6.67%
Comparative Benchmark(s)
MSCI All Country World Index (net div) +∆	23.44%	12.14%	8.78%
MSCI All Country World Small Mid Cap Index (net div) +∆	16.90%	9.12%	6.87%
+
Effective May 1, 2024, the MSCI All Country World Index (net div) replaced the MSCI All Country World Small Mid Cap Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI All Country World Small Mid Cap Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	77,909,171	Total Management Fee ($)#:	696,463
Total Number of Holdings:	95	Portfolio Turnover Rate (%):	37
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	97.2%
Money Market Funds	2.8%
Top ten holdings
Cranswick PLC	2.6%
GFL Environmental, Inc.	2.4%
Wabtec Corp.	2.2%
ICON PLC	2.1%
Howmet Aerospace, Inc.	2.0%
Euronext N.V.	2.0%
AUB Group Ltd.	2.0%
STERIS PLC	1.9%
Burlington Stores, Inc.	1.8%
Jacobs Solutions, Inc.	1.7%
Issuer country weightings
United States	43.8%
United Kingdom	11.1%
Japan	8.6%
Germany	5.4%
Canada	5.4%
France	4.6%
Brazil	3.3%
Australia	2.9%
Switzerland	2.9%
Other Countries	12.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
GNDC-ANN
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Global New Discovery Fund
Class I-GLNIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global New Discovery Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$118	1.10%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class I shares of the MFS Global New Discovery Fund (fund) provided a total return of 13.69%, at net asset value. This compares with a return of 23.44% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the MSCI All Country World Small Mid Cap Index (net div), generated a return of 16.90%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI All Country World Small Mid Cap Index:
    Security selection and, to a lesser extent, an overweight position in the industrials sector contributed to relative performance.
    Security selection within the consumer staples sector also helped relative returns.
  Top detractors from performance relative to the MSCI All Country World Small Mid Cap Index:
    Stock selection within both the consumer discretionary and health care sectors detracted from relative performance.
    Stock selection and an underweight position in the financials sector hindered relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	13.69%	7.49%	7.74%
Comparative Benchmark(s)
MSCI All Country World Index (net div) +∆	23.44%	12.14%	8.78%
MSCI All Country World Small Mid Cap Index (net div) +∆	16.90%	9.12%	6.87%
+
Effective May 1, 2024, the MSCI All Country World Index (net div) replaced the MSCI All Country World Small Mid Cap Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI All Country World Small Mid Cap Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	77,909,171	Total Management Fee ($)#:	696,463
Total Number of Holdings:	95	Portfolio Turnover Rate (%):	37
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	97.2%
Money Market Funds	2.8%
Top ten holdings
Cranswick PLC	2.6%
GFL Environmental, Inc.	2.4%
Wabtec Corp.	2.2%
ICON PLC	2.1%
Howmet Aerospace, Inc.	2.0%
Euronext N.V.	2.0%
AUB Group Ltd.	2.0%
STERIS PLC	1.9%
Burlington Stores, Inc.	1.8%
Jacobs Solutions, Inc.	1.7%
Issuer country weightings
United States	43.8%
United Kingdom	11.1%
Japan	8.6%
Germany	5.4%
Canada	5.4%
France	4.6%
Brazil	3.3%
Australia	2.9%
Switzerland	2.9%
Other Countries	12.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
GNDI-ANN
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Global New Discovery Fund
Class R1-GLNJX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global New Discovery Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$223	2.10%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R1 shares of the MFS Global New Discovery Fund (fund) provided a total return of 12.59%, at net asset value. This compares with a return of 23.44% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the MSCI All Country World Small Mid Cap Index (net div), generated a return of 16.90%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI All Country World Small Mid Cap Index:
    Security selection and, to a lesser extent, an overweight position in the industrials sector contributed to relative performance.
    Security selection within the consumer staples sector also helped relative returns.
  Top detractors from performance relative to the MSCI All Country World Small Mid Cap Index:
    Stock selection within both the consumer discretionary and health care sectors detracted from relative performance.
    Stock selection and an underweight position in the financials sector hindered relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	12.59%	6.42%	6.67%
Comparative Benchmark(s)
MSCI All Country World Index (net div) +∆	23.44%	12.14%	8.78%
MSCI All Country World Small Mid Cap Index (net div) +∆	16.90%	9.12%	6.87%
+
Effective May 1, 2024, the MSCI All Country World Index (net div) replaced the MSCI All Country World Small Mid Cap Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI All Country World Small Mid Cap Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	77,909,171	Total Management Fee ($)#:	696,463
Total Number of Holdings:	95	Portfolio Turnover Rate (%):	37
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	97.2%
Money Market Funds	2.8%
Top ten holdings
Cranswick PLC	2.6%
GFL Environmental, Inc.	2.4%
Wabtec Corp.	2.2%
ICON PLC	2.1%
Howmet Aerospace, Inc.	2.0%
Euronext N.V.	2.0%
AUB Group Ltd.	2.0%
STERIS PLC	1.9%
Burlington Stores, Inc.	1.8%
Jacobs Solutions, Inc.	1.7%
Issuer country weightings
United States	43.8%
United Kingdom	11.1%
Japan	8.6%
Germany	5.4%
Canada	5.4%
France	4.6%
Brazil	3.3%
Australia	2.9%
Switzerland	2.9%
Other Countries	12.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
GNDR1-ANN
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Global New Discovery Fund
Class R2-GLNKX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global New Discovery Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$170	1.60%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R2 shares of the MFS Global New Discovery Fund (fund) provided a total return of 13.12%, at net asset value. This compares with a return of 23.44% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the MSCI All Country World Small Mid Cap Index (net div), generated a return of 16.90%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI All Country World Small Mid Cap Index:
    Security selection and, to a lesser extent, an overweight position in the industrials sector contributed to relative performance.
    Security selection within the consumer staples sector also helped relative returns.
  Top detractors from performance relative to the MSCI All Country World Small Mid Cap Index:
    Stock selection within both the consumer discretionary and health care sectors detracted from relative performance.
    Stock selection and an underweight position in the financials sector hindered relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	13.12%	6.95%	7.20%
Comparative Benchmark(s)
MSCI All Country World Index (net div) +∆	23.44%	12.14%	8.78%
MSCI All Country World Small Mid Cap Index (net div) +∆	16.90%	9.12%	6.87%
+
Effective May 1, 2024, the MSCI All Country World Index (net div) replaced the MSCI All Country World Small Mid Cap Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI All Country World Small Mid Cap Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	77,909,171	Total Management Fee ($)#:	696,463
Total Number of Holdings:	95	Portfolio Turnover Rate (%):	37
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	97.2%
Money Market Funds	2.8%
Top ten holdings
Cranswick PLC	2.6%
GFL Environmental, Inc.	2.4%
Wabtec Corp.	2.2%
ICON PLC	2.1%
Howmet Aerospace, Inc.	2.0%
Euronext N.V.	2.0%
AUB Group Ltd.	2.0%
STERIS PLC	1.9%
Burlington Stores, Inc.	1.8%
Jacobs Solutions, Inc.	1.7%
Issuer country weightings
United States	43.8%
United Kingdom	11.1%
Japan	8.6%
Germany	5.4%
Canada	5.4%
France	4.6%
Brazil	3.3%
Australia	2.9%
Switzerland	2.9%
Other Countries	12.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
GNDR2-ANN
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Global New Discovery Fund
Class R3-GLNLX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global New Discovery Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$144	1.35%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R3 shares of the MFS Global New Discovery Fund (fund) provided a total return of 13.38%, at net asset value. This compares with a return of 23.44% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the MSCI All Country World Small Mid Cap Index (net div), generated a return of 16.90%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI All Country World Small Mid Cap Index:
    Security selection and, to a lesser extent, an overweight position in the industrials sector contributed to relative performance.
    Security selection within the consumer staples sector also helped relative returns.
  Top detractors from performance relative to the MSCI All Country World Small Mid Cap Index:
    Stock selection within both the consumer discretionary and health care sectors detracted from relative performance.
    Stock selection and an underweight position in the financials sector hindered relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	13.38%	7.22%	7.47%
Comparative Benchmark(s)
MSCI All Country World Index (net div) +∆	23.44%	12.14%	8.78%
MSCI All Country World Small Mid Cap Index (net div) +∆	16.90%	9.12%	6.87%
+
Effective May 1, 2024, the MSCI All Country World Index (net div) replaced the MSCI All Country World Small Mid Cap Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI All Country World Small Mid Cap Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	77,909,171	Total Management Fee ($)#:	696,463
Total Number of Holdings:	95	Portfolio Turnover Rate (%):	37
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	97.2%
Money Market Funds	2.8%
Top ten holdings
Cranswick PLC	2.6%
GFL Environmental, Inc.	2.4%
Wabtec Corp.	2.2%
ICON PLC	2.1%
Howmet Aerospace, Inc.	2.0%
Euronext N.V.	2.0%
AUB Group Ltd.	2.0%
STERIS PLC	1.9%
Burlington Stores, Inc.	1.8%
Jacobs Solutions, Inc.	1.7%
Issuer country weightings
United States	43.8%
United Kingdom	11.1%
Japan	8.6%
Germany	5.4%
Canada	5.4%
France	4.6%
Brazil	3.3%
Australia	2.9%
Switzerland	2.9%
Other Countries	12.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
GNDR3-ANN
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Global New Discovery Fund
Class R4-GLNMX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global New Discovery Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$118	1.10%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R4 shares of the MFS Global New Discovery Fund (fund) provided a total return of 13.68%, at net asset value. This compares with a return of 23.44% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the MSCI All Country World Small Mid Cap Index (net div), generated a return of 16.90%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI All Country World Small Mid Cap Index:
    Security selection and, to a lesser extent, an overweight position in the industrials sector contributed to relative performance.
    Security selection within the consumer staples sector also helped relative returns.
  Top detractors from performance relative to the MSCI All Country World Small Mid Cap Index:
    Stock selection within both the consumer discretionary and health care sectors detracted from relative performance.
    Stock selection and an underweight position in the financials sector hindered relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	13.68%	7.50%	7.74%
Comparative Benchmark(s)
MSCI All Country World Index (net div) +∆	23.44%	12.14%	8.78%
MSCI All Country World Small Mid Cap Index (net div) +∆	16.90%	9.12%	6.87%
+
Effective May 1, 2024, the MSCI All Country World Index (net div) replaced the MSCI All Country World Small Mid Cap Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI All Country World Small Mid Cap Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	77,909,171	Total Management Fee ($)#:	696,463
Total Number of Holdings:	95	Portfolio Turnover Rate (%):	37
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	97.2%
Money Market Funds	2.8%
Top ten holdings
Cranswick PLC	2.6%
GFL Environmental, Inc.	2.4%
Wabtec Corp.	2.2%
ICON PLC	2.1%
Howmet Aerospace, Inc.	2.0%
Euronext N.V.	2.0%
AUB Group Ltd.	2.0%
STERIS PLC	1.9%
Burlington Stores, Inc.	1.8%
Jacobs Solutions, Inc.	1.7%
Issuer country weightings
United States	43.8%
United Kingdom	11.1%
Japan	8.6%
Germany	5.4%
Canada	5.4%
France	4.6%
Brazil	3.3%
Australia	2.9%
Switzerland	2.9%
Other Countries	12.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
GNDR4-ANN
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Global New Discovery Fund
Class R6-GLNNX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global New Discovery Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$107	1.00%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R6 shares of the MFS Global New Discovery Fund (fund) provided a total return of 13.81%, at net asset value. This compares with a return of 23.44% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the MSCI All Country World Small Mid Cap Index (net div), generated a return of 16.90%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI All Country World Small Mid Cap Index:
    Security selection and, to a lesser extent, an overweight position in the industrials sector contributed to relative performance.
    Security selection within the consumer staples sector also helped relative returns.
  Top detractors from performance relative to the MSCI All Country World Small Mid Cap Index:
    Stock selection within both the consumer discretionary and health care sectors detracted from relative performance.
    Stock selection and an underweight position in the financials sector hindered relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	13.81%	7.59%	7.85%
Comparative Benchmark(s)
MSCI All Country World Index (net div) +∆	23.44%	12.14%	8.78%
MSCI All Country World Small Mid Cap Index (net div) +∆	16.90%	9.12%	6.87%
+
Effective May 1, 2024, the MSCI All Country World Index (net div) replaced the MSCI All Country World Small Mid Cap Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI All Country World Small Mid Cap Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	77,909,171	Total Management Fee ($)#:	696,463
Total Number of Holdings:	95	Portfolio Turnover Rate (%):	37
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	97.2%
Money Market Funds	2.8%
Top ten holdings
Cranswick PLC	2.6%
GFL Environmental, Inc.	2.4%
Wabtec Corp.	2.2%
ICON PLC	2.1%
Howmet Aerospace, Inc.	2.0%
Euronext N.V.	2.0%
AUB Group Ltd.	2.0%
STERIS PLC	1.9%
Burlington Stores, Inc.	1.8%
Jacobs Solutions, Inc.	1.7%
Issuer country weightings
United States	43.8%
United Kingdom	11.1%
Japan	8.6%
Germany	5.4%
Canada	5.4%
France	4.6%
Brazil	3.3%
Australia	2.9%
Switzerland	2.9%
Other Countries	12.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
GNDR6-ANN
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® U.S. Government
Money Market Fund
MCMXX
Annual Shareholder Report
This annual shareholder report contains important information about MFS U.S. Government Money Market Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MFS U.S. Government Money Market Fund	$46	0.45%
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	363,373,358	Total Management Fee ($)#:	$1,475,438
Total Number of Holdings:	21
# Includes the effect of any management fee waivers.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	73.8%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	26.2%
Composition including fixed income credit quality
A-1+	62.9%
A-1	37.1%
Maturity breakdown
0 - 7 days	32.0%
8 - 29 days	27.9%
30 - 59 days	24.0%
60 - 89 days	12.4%
90 - 365 days	3.7%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, and statement of additional information online at funds.mfs.com. The fund’s holdings as of each month end and the fund’s Form N-MFP reports are available online at mfs.com/mm-reports. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MCM-ANN

MFS® Mid Cap Growth Fund
Class A-OTCAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Mid Cap Growth Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$111	1.02%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class A shares of the MFS Mid Cap Growth Fund (fund) provided a total return of 17.94%, at net asset value. This compares with a return of 26.14% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Growth Index, generated a return of 19.07%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Russell Midcap® Growth Index:
    Stock selection within both the information technology and industrials sectors contributed to relative performance.
  Top detractors from performance relative to the Russell Midcap® Growth Index:
    Stock selection within the financials, real estate, and health care sectors weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	17.94%	9.07%	11.13%
A with initial sales charge (5.75%)	11.16%	7.78%	10.47%
Comparative Benchmark(s)
Russell 3000® Index +∆	26.14%	15.19%	12.36%
Russell Midcap® Growth Index +∆	19.07%	10.50%	10.61%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell Midcap® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell Midcap® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	14,721,218,721	Total Management Fee ($)#:	85,839,323
Total Number of Holdings:	91	Portfolio Turnover Rate (%):	35
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	97.1%
Money Market Funds	2.9%
Equity sectors
Industrials	23.4%
Information Technology	21.8%
Health Care	14.6%
Consumer Discretionary	11.4%
Financials	10.9%
Communication Services	5.9%
Energy	3.1%
Materials	2.1%
Consumer Staples	1.9%
Real Estate	1.6%
Utilities	0.4%
Top ten holdings
Monolithic Power Systems, Inc.	3.5%
Howmet Aerospace, Inc.	3.4%
Take-Two Interactive Software, Inc.	2.2%
Bright Horizons Family Solutions, Inc.	2.2%
Verisk Analytics, Inc., "A"	2.2%
MSCI, Inc.	2.2%
Tyler Technologies, Inc.	2.2%
Gartner, Inc.	2.2%
Spotify Technology S.A.	2.1%
Wolters Kluwer N.V.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
OTCA-ANN
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.

MFS® Mid Cap Growth Fund
Class B-OTCBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Mid Cap Growth Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$192	1.77%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class B shares of the MFS Mid Cap Growth Fund (fund) provided a total return of 17.03%, at net asset value. This compares with a return of 26.14% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Growth Index, generated a return of 19.07%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Russell Midcap® Growth Index:
    Stock selection within both the information technology and industrials sectors contributed to relative performance.
  Top detractors from performance relative to the Russell Midcap® Growth Index:
    Stock selection within the financials, real estate, and health care sectors weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	17.03%	8.25%	10.30%
B with CDSC (declining over six years from 4% to 0%)×	13.03%	7.96%	10.30%
Comparative Benchmark(s)
Russell 3000® Index +∆	26.14%	15.19%	12.36%
Russell Midcap® Growth Index +∆	19.07%	10.50%	10.61%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell Midcap® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell Midcap® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	14,721,218,721	Total Management Fee ($)#:	85,839,323
Total Number of Holdings:	91	Portfolio Turnover Rate (%):	35
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	97.1%
Money Market Funds	2.9%
Equity sectors
Industrials	23.4%
Information Technology	21.8%
Health Care	14.6%
Consumer Discretionary	11.4%
Financials	10.9%
Communication Services	5.9%
Energy	3.1%
Materials	2.1%
Consumer Staples	1.9%
Real Estate	1.6%
Utilities	0.4%
Top ten holdings
Monolithic Power Systems, Inc.	3.5%
Howmet Aerospace, Inc.	3.4%
Take-Two Interactive Software, Inc.	2.2%
Bright Horizons Family Solutions, Inc.	2.2%
Verisk Analytics, Inc., "A"	2.2%
MSCI, Inc.	2.2%
Tyler Technologies, Inc.	2.2%
Gartner, Inc.	2.2%
Spotify Technology S.A.	2.1%
Wolters Kluwer N.V.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
OTCB-ANN
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.

MFS® Mid Cap Growth Fund
Class C-OTCCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Mid Cap Growth Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$192	1.77%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class C shares of the MFS Mid Cap Growth Fund (fund) provided a total return of 17.05%, at net asset value. This compares with a return of 26.14% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Growth Index, generated a return of 19.07%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Russell Midcap® Growth Index:
    Stock selection within both the information technology and industrials sectors contributed to relative performance.
  Top detractors from performance relative to the Russell Midcap® Growth Index:
    Stock selection within the financials, real estate, and health care sectors weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	17.05%	8.25%	10.30%
C with CDSC (1% for 12 months)×	16.05%	8.25%	10.30%
Comparative Benchmark(s)
Russell 3000® Index +∆	26.14%	15.19%	12.36%
Russell Midcap® Growth Index +∆	19.07%	10.50%	10.61%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell Midcap® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell Midcap® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	14,721,218,721	Total Management Fee ($)#:	85,839,323
Total Number of Holdings:	91	Portfolio Turnover Rate (%):	35
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	97.1%
Money Market Funds	2.9%
Equity sectors
Industrials	23.4%
Information Technology	21.8%
Health Care	14.6%
Consumer Discretionary	11.4%
Financials	10.9%
Communication Services	5.9%
Energy	3.1%
Materials	2.1%
Consumer Staples	1.9%
Real Estate	1.6%
Utilities	0.4%
Top ten holdings
Monolithic Power Systems, Inc.	3.5%
Howmet Aerospace, Inc.	3.4%
Take-Two Interactive Software, Inc.	2.2%
Bright Horizons Family Solutions, Inc.	2.2%
Verisk Analytics, Inc., "A"	2.2%
MSCI, Inc.	2.2%
Tyler Technologies, Inc.	2.2%
Gartner, Inc.	2.2%
Spotify Technology S.A.	2.1%
Wolters Kluwer N.V.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
OTCC-ANN
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.

MFS® Mid Cap Growth Fund
Class I-OTCIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Mid Cap Growth Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$84	0.77%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class I shares of the MFS Mid Cap Growth Fund (fund) provided a total return of 18.19%, at net asset value. This compares with a return of 26.14% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Growth Index, generated a return of 19.07%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Russell Midcap® Growth Index:
    Stock selection within both the information technology and industrials sectors contributed to relative performance.
  Top detractors from performance relative to the Russell Midcap® Growth Index:
    Stock selection within the financials, real estate, and health care sectors weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	18.19%	9.33%	11.40%
Comparative Benchmark(s)
Russell 3000® Index +∆	26.14%	15.19%	12.36%
Russell Midcap® Growth Index +∆	19.07%	10.50%	10.61%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell Midcap® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell Midcap® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	14,721,218,721	Total Management Fee ($)#:	85,839,323
Total Number of Holdings:	91	Portfolio Turnover Rate (%):	35
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	97.1%
Money Market Funds	2.9%
Equity sectors
Industrials	23.4%
Information Technology	21.8%
Health Care	14.6%
Consumer Discretionary	11.4%
Financials	10.9%
Communication Services	5.9%
Energy	3.1%
Materials	2.1%
Consumer Staples	1.9%
Real Estate	1.6%
Utilities	0.4%
Top ten holdings
Monolithic Power Systems, Inc.	3.5%
Howmet Aerospace, Inc.	3.4%
Take-Two Interactive Software, Inc.	2.2%
Bright Horizons Family Solutions, Inc.	2.2%
Verisk Analytics, Inc., "A"	2.2%
MSCI, Inc.	2.2%
Tyler Technologies, Inc.	2.2%
Gartner, Inc.	2.2%
Spotify Technology S.A.	2.1%
Wolters Kluwer N.V.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
OTCI-ANN
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.

MFS® Mid Cap Growth Fund
Class R1-OTCGX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Mid Cap Growth Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$192	1.77%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R1 shares of the MFS Mid Cap Growth Fund (fund) provided a total return of 17.03%, at net asset value. This compares with a return of 26.14% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Growth Index, generated a return of 19.07%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Russell Midcap® Growth Index:
    Stock selection within both the information technology and industrials sectors contributed to relative performance.
  Top detractors from performance relative to the Russell Midcap® Growth Index:
    Stock selection within the financials, real estate, and health care sectors weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	17.03%	8.24%	10.30%
Comparative Benchmark(s)
Russell 3000® Index +∆	26.14%	15.19%	12.36%
Russell Midcap® Growth Index +∆	19.07%	10.50%	10.61%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell Midcap® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell Midcap® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	14,721,218,721	Total Management Fee ($)#:	85,839,323
Total Number of Holdings:	91	Portfolio Turnover Rate (%):	35
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	97.1%
Money Market Funds	2.9%
Equity sectors
Industrials	23.4%
Information Technology	21.8%
Health Care	14.6%
Consumer Discretionary	11.4%
Financials	10.9%
Communication Services	5.9%
Energy	3.1%
Materials	2.1%
Consumer Staples	1.9%
Real Estate	1.6%
Utilities	0.4%
Top ten holdings
Monolithic Power Systems, Inc.	3.5%
Howmet Aerospace, Inc.	3.4%
Take-Two Interactive Software, Inc.	2.2%
Bright Horizons Family Solutions, Inc.	2.2%
Verisk Analytics, Inc., "A"	2.2%
MSCI, Inc.	2.2%
Tyler Technologies, Inc.	2.2%
Gartner, Inc.	2.2%
Spotify Technology S.A.	2.1%
Wolters Kluwer N.V.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
OTCR1-ANN
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.

MFS® Mid Cap Growth Fund
Class R2-MCPRX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Mid Cap Growth Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$138	1.27%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R2 shares of the MFS Mid Cap Growth Fund (fund) provided a total return of 17.61%, at net asset value. This compares with a return of 26.14% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Growth Index, generated a return of 19.07%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Russell Midcap® Growth Index:
    Stock selection within both the information technology and industrials sectors contributed to relative performance.
  Top detractors from performance relative to the Russell Midcap® Growth Index:
    Stock selection within the financials, real estate, and health care sectors weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	17.61%	8.79%	10.85%
Comparative Benchmark(s)
Russell 3000® Index +∆	26.14%	15.19%	12.36%
Russell Midcap® Growth Index +∆	19.07%	10.50%	10.61%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell Midcap® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell Midcap® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	14,721,218,721	Total Management Fee ($)#:	85,839,323
Total Number of Holdings:	91	Portfolio Turnover Rate (%):	35
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	97.1%
Money Market Funds	2.9%
Equity sectors
Industrials	23.4%
Information Technology	21.8%
Health Care	14.6%
Consumer Discretionary	11.4%
Financials	10.9%
Communication Services	5.9%
Energy	3.1%
Materials	2.1%
Consumer Staples	1.9%
Real Estate	1.6%
Utilities	0.4%
Top ten holdings
Monolithic Power Systems, Inc.	3.5%
Howmet Aerospace, Inc.	3.4%
Take-Two Interactive Software, Inc.	2.2%
Bright Horizons Family Solutions, Inc.	2.2%
Verisk Analytics, Inc., "A"	2.2%
MSCI, Inc.	2.2%
Tyler Technologies, Inc.	2.2%
Gartner, Inc.	2.2%
Spotify Technology S.A.	2.1%
Wolters Kluwer N.V.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
OTCR2-ANN
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.

MFS® Mid Cap Growth Fund
Class R3-OTCHX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Mid Cap Growth Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$111	1.02%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R3 shares of the MFS Mid Cap Growth Fund (fund) provided a total return of 17.94%, at net asset value. This compares with a return of 26.14% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Growth Index, generated a return of 19.07%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Russell Midcap® Growth Index:
    Stock selection within both the information technology and industrials sectors contributed to relative performance.
  Top detractors from performance relative to the Russell Midcap® Growth Index:
    Stock selection within the financials, real estate, and health care sectors weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	17.94%	9.07%	11.13%
Comparative Benchmark(s)
Russell 3000® Index +∆	26.14%	15.19%	12.36%
Russell Midcap® Growth Index +∆	19.07%	10.50%	10.61%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell Midcap® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell Midcap® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	14,721,218,721	Total Management Fee ($)#:	85,839,323
Total Number of Holdings:	91	Portfolio Turnover Rate (%):	35
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	97.1%
Money Market Funds	2.9%
Equity sectors
Industrials	23.4%
Information Technology	21.8%
Health Care	14.6%
Consumer Discretionary	11.4%
Financials	10.9%
Communication Services	5.9%
Energy	3.1%
Materials	2.1%
Consumer Staples	1.9%
Real Estate	1.6%
Utilities	0.4%
Top ten holdings
Monolithic Power Systems, Inc.	3.5%
Howmet Aerospace, Inc.	3.4%
Take-Two Interactive Software, Inc.	2.2%
Bright Horizons Family Solutions, Inc.	2.2%
Verisk Analytics, Inc., "A"	2.2%
MSCI, Inc.	2.2%
Tyler Technologies, Inc.	2.2%
Gartner, Inc.	2.2%
Spotify Technology S.A.	2.1%
Wolters Kluwer N.V.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
OTCR3-ANN
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.

MFS® Mid Cap Growth Fund
Class R4-OTCJX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Mid Cap Growth Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$84	0.77%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R4 shares of the MFS Mid Cap Growth Fund (fund) provided a total return of 18.20%, at net asset value. This compares with a return of 26.14% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Growth Index, generated a return of 19.07%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Russell Midcap® Growth Index:
    Stock selection within both the information technology and industrials sectors contributed to relative performance.
  Top detractors from performance relative to the Russell Midcap® Growth Index:
    Stock selection within the financials, real estate, and health care sectors weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	18.20%	9.34%	11.40%
Comparative Benchmark(s)
Russell 3000® Index +∆	26.14%	15.19%	12.36%
Russell Midcap® Growth Index +∆	19.07%	10.50%	10.61%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell Midcap® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell Midcap® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	14,721,218,721	Total Management Fee ($)#:	85,839,323
Total Number of Holdings:	91	Portfolio Turnover Rate (%):	35
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	97.1%
Money Market Funds	2.9%
Equity sectors
Industrials	23.4%
Information Technology	21.8%
Health Care	14.6%
Consumer Discretionary	11.4%
Financials	10.9%
Communication Services	5.9%
Energy	3.1%
Materials	2.1%
Consumer Staples	1.9%
Real Estate	1.6%
Utilities	0.4%
Top ten holdings
Monolithic Power Systems, Inc.	3.5%
Howmet Aerospace, Inc.	3.4%
Take-Two Interactive Software, Inc.	2.2%
Bright Horizons Family Solutions, Inc.	2.2%
Verisk Analytics, Inc., "A"	2.2%
MSCI, Inc.	2.2%
Tyler Technologies, Inc.	2.2%
Gartner, Inc.	2.2%
Spotify Technology S.A.	2.1%
Wolters Kluwer N.V.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
OTCR4-ANN
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.

MFS® Mid Cap Growth Fund
Class R6-OTCKX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Mid Cap Growth Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$71	0.65%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R6 shares of the MFS Mid Cap Growth Fund (fund) provided a total return of 18.34%, at net asset value. This compares with a return of 26.14% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Growth Index, generated a return of 19.07%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Russell Midcap® Growth Index:
    Stock selection within both the information technology and industrials sectors contributed to relative performance.
  Top detractors from performance relative to the Russell Midcap® Growth Index:
    Stock selection within the financials, real estate, and health care sectors weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	18.34%	9.46%	11.52%
Comparative Benchmark(s)
Russell 3000® Index +∆	26.14%	15.19%	12.36%
Russell Midcap® Growth Index +∆	19.07%	10.50%	10.61%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell Midcap® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell Midcap® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	14,721,218,721	Total Management Fee ($)#:	85,839,323
Total Number of Holdings:	91	Portfolio Turnover Rate (%):	35
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	97.1%
Money Market Funds	2.9%
Equity sectors
Industrials	23.4%
Information Technology	21.8%
Health Care	14.6%
Consumer Discretionary	11.4%
Financials	10.9%
Communication Services	5.9%
Energy	3.1%
Materials	2.1%
Consumer Staples	1.9%
Real Estate	1.6%
Utilities	0.4%
Top ten holdings
Monolithic Power Systems, Inc.	3.5%
Howmet Aerospace, Inc.	3.4%
Take-Two Interactive Software, Inc.	2.2%
Bright Horizons Family Solutions, Inc.	2.2%
Verisk Analytics, Inc., "A"	2.2%
MSCI, Inc.	2.2%
Tyler Technologies, Inc.	2.2%
Gartner, Inc.	2.2%
Spotify Technology S.A.	2.1%
Wolters Kluwer N.V.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
OTCR6-ANN
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

The Registrant has adopted a Code of Ethics (the “Code”) pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in the Code that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code. David L. DiLorenzo (Principal Executive Officer) and James O. Yost (Principal Financial Officer) were the two persons covered by the Code prior to April 1, 2024. Beginning April 1, 2024, David L. DiLorenzo (Principal Executive Officer) and Kasey L. Phillips (Principal Financial Officer) are the two persons covered by the Code. A copy of the Code is attached hereto as EX-99.COE.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Steven E. Buller and Clarence Otis, Jr., members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of “audit committee financial expert” as such term is defined in Form N-CSR. In addition, Messrs. Buller and Otis are “independent” members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) through 4(d) and 4(g):

The Board of Trustees has appointed Deloitte & Touche LLP (“Deloitte”) to serve as independent accountants to certain series of the Registrant and Ernst & Young LLP (“E&Y”) to serve in the same capacity to certain other series of the Registrant (each a "Fund" and collectively the "Funds"). The tables below set forth the audit fees billed to each Fund as well as fees for non-audit services provided to each Fund and/or to each Fund's investment adviser, Massachusetts Financial Services Company (“MFS”), and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Funds (“MFS Related Entities”).

For the fiscal years ended August 31, 2024 and 2023, audit fees billed to each Fund by Deloitte and E&Y were as follows:

Fees Billed by Deloitte		Audit Fees
	2024	2023
MFS Mid Cap Growth Fund	55,843	53,879
MFS U.S. Government Money Market	40,301	38,892
Fund
Total	96,144	92,771

Fees Billed by E&Y		Audit Fees
	2024	2023
MFS Blended Research Emerging	65,988	63,662
Markets Equity Fund
MFS Blended Research International	65,988	63,662
Equity Fund
MFS Global New Discovery Fund	57,725	55,694
Total	189,701	183,018

For the fiscal years ended August 31, 2024 and 2023, fees billed by Deloitte and E&Y for audit-related, tax and other services provided to each Fund and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

Fees Billed by Deloitte	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2024	2023	2024	2023	2024	2023
To MFS Mid Cap Growth	0	0	0	0	0	0
Fund
To MFS U.S. Government	0	0	0	0	0	0
Money Market Fund
Total fees billed by Deloitte	0	0	0	0	0	0
To above Funds

Fees Billed by Deloitte	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2024	2023	2024	2023	2024	2023
To MFS and MFS Related	0	0	0	0	0	0
Entities of MFS Mid Cap
Growth Fund*
To MFS and MFS Related	0	0	0	0	0	0
Entities of MFS U.S.
Government Money Market
Fund*
Fees Billed by Deloitte			Aggregate Fees for Non-audit Services
			2024		2023
To MFS Mid Cap Growth Fund, MFS and			0		0
MFS Related Entities#
To MFS U.S. Government Money Market			0		0
Fund, MFS and MFS Related Entities#

Fees Billed by E&Y	Audit-Related Fees1		Tax Fees2		All Other Fees4
	2024	2023	2024	2023	2024	2023

To MFS Blended Research	0	0	660	636	0	0
Emerging Markets Equity Fund
To MFS Blended Research	0	0	660	636	0	0
International Equity Fund
To MFS Global New Discovery	0	0	660	636	0	0
Fund
Total fees billed by E&Y	0	0	1,980	1,908	0	0
To above Funds

Fees Billed by E&Y	Audit-Related Fees1		Tax Fees2		All Other Fees4
	2024	2023	2024	2023	2024	2023

To MFS and MFS Related	0	0	0	0	3,600	3,600
Entities of MFS Blended
Research Emerging Markets
Equity Fund*
To MFS and MFS Related	0	0	0	0	3,600	3,600
Entities of MFS Blended
Research International Equity
Fund*
To MFS and MFS Related	0	0	0	0	3,600	3,600
Entities of MFS Global New
Discovery Fund*

Fees Billed by E&Y			Aggregate Fees for Non-audit Services
			2024		2023

To MFS Blended Research Emerging		320,200			228,986
Markets Equity Fund, MFS and MFS
Related Entities#
To MFS Blended Research International		320,200			228,986
Equity Fund, MFS and MFS Related
Entities#
To MFS Global New Discovery Fund,		320,200			228,986
MFS and MFS Related Entities#

*This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).

# This amount reflects the aggregate fees billed by Deloitte or E&Y for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.

1 The fees included under “Audit-Related Fees” are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under ‘‘Audit Fees,’’ including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

2The fees included under “Tax Fees” are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

3The fees included under “All Other Fees” are fees for products and services provided by Deloitte other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees”.

4The fees included under “All Other Fees” are fees for products and services provided by E&Y other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees”.

Item 4(e)(1):

Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services:

To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Fund and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre- approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

Item 4(e)(2):

None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

Item 4(f):

Not applicable.

Item 4(h):

The Registrant’s Audit Committee has considered whether the provision by a Registrant’s independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant’s principal auditors.

Item 4(i):

Not applicable.

Item 4(j):

Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

MFS U.S. Government Money Market Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS U.S. Government Money Market Fund
Portfolio of Investments − 8/31/24
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
U.S. Government Agencies and Equivalents (y) – 73.9%
Fannie Mae, 5.27%, due 9/13/2024	$20,200,000	$ 20,164,650
Federal Farm Credit Bank, 5.26%, due 10/03/2024	5,100,000	5,076,381
Federal Farm Credit Bank, 5.25%, due 10/21/2024	9,800,000	9,730,447
Federal Farm Credit Bank, 5.32%, due 11/20/2024	8,900,000	8,798,342
Federal Home Loan Bank, 5.31%, due 9/03/2024	6,550,000	6,548,091
Federal Home Loan Bank, 5.3%, due 9/18/2024	9,000,000	8,977,603
Federal Home Loan Bank, 5.17%, due 11/22/2024	10,300,000	10,182,108
Freddie Mac, 5.27%, due 9/12/2024	17,700,000	17,671,660
U.S. Treasury Bill, 5.26%, due 9/03/2024	14,500,000	14,495,781
U.S. Treasury Bill, 5.29%, due 9/10/2024	17,700,000	17,676,767
U.S. Treasury Bill, 5.3%, due 9/19/2024	14,400,000	14,362,322
U.S. Treasury Bill, 5.3%, due 9/24/2024	22,800,000	22,723,423
U.S. Treasury Bill, 5.24%, due 10/01/2024	26,850,000	26,733,944
U.S. Treasury Bill, 5.21%, due 10/08/2024	13,850,000	13,776,385
U.S. Treasury Bill, 5.3%, due 10/15/2024	16,000,000	15,898,086
U.S. Treasury Bill, 5.3%, due 10/29/2024	16,100,000	15,964,846
U.S. Treasury Bill, 5.22%, due 11/05/2024	16,600,000	16,445,943
U.S. Treasury Bill, 5.12%, due 11/14/2024	10,100,000	9,995,042
U.S. Treasury Bill, 5.08%, due 12/17/2024	13,500,000	13,301,983
Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$268,523,804
Repurchase Agreements – 26.3%
BofA Securities, Inc. Repurchase Agreement, 5.31%, dated 8/30/2024, due 9/03/2024, total to be received $47,754,158 (secured by U.S. Treasury and/or U.S. Government Agency Securities valued at $48,788,638)	$47,726,000	$ 47,726,000
Fixed Income Clearing Corp. – State Street Bank & Trust Co. Repurchase Agreement, 5.3%, dated 8/30/2024, due 9/03/2024, total to be received $47,753,383 (secured by U.S. Treasury and/or U.S. Government Agency Securities valued at $48,679,791)	47,725,278	47,725,278
Total Repurchase Agreements, at Cost and Value		$95,451,278
Other Assets, Less Liabilities – (0.2)%		(601,724)
Net Assets – 100.0%		$363,373,358
(y)	The rate shown represents an annualized yield at time of purchase.
See Notes to Financial Statements
MCMFS-ANN
1

MFS U.S. Government Money Market Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 8/31/24 Assets
Investments in unaffiliated issuers, at cost and value	$268,523,804
Investments in unaffiliated repurchase agreements, at cost and value	95,451,278
Receivables for
Fund shares sold	105,121
Interest	28,132
Receivable from investment adviser and distributor	43,889
Other assets	394
Total assets	$364,152,618
Liabilities
Payables for
Distributions	$3,612
Fund shares reacquired	668,598
Payable to affiliates
Administrative services fee	509
Shareholder servicing costs	36,518
Payable for independent Trustees' compensation	22
Accrued expenses and other liabilities	70,001
Total liabilities	$779,260
Net assets	$363,373,358
Net assets consist of
Paid-in capital	$363,375,915
Total distributable earnings (loss)	(2,557)
Net assets	$363,373,358
Shares of beneficial interest outstanding	363,374,000
Net asset value per share (net assets of $363,373,358 / 363,374,000 shares of beneficial interest outstanding)	$1.00
A contingent deferred sales charge may be imposed on redemptions.
See Notes to Financial Statements
2

MFS U.S. Government Money Market Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 8/31/24 Net investment income (loss)
Income
Interest	$20,467,067
Expenses
Management fee	$1,524,890
Shareholder servicing costs	484,409
Administrative services fee	64,624
Independent Trustees' compensation	9,211
Custodian fee	14,338
Shareholder communications	24,056
Audit and tax fees	49,822
Legal fees	2,786
Miscellaneous	97,023
Total expenses	$2,271,159
Fees paid indirectly	(14,338)
Reduction of expenses by investment adviser	(553,670)
Net expenses	$1,703,151
Net investment income (loss)	$18,763,916
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$5,933
Change in net assets from operations	$18,769,849
See Notes to Financial Statements
3

MFS U.S. Government Money Market Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	8/31/24	8/31/23
Change in net assets
From operations
Net investment income (loss)	$18,763,916	$16,327,307
Net realized gain (loss)	5,933	—
Change in net assets from operations	$18,769,849	$16,327,307
Total distributions to shareholders	$(18,763,916)	$(16,327,307)
Change in net assets from fund share transactions	$(25,349,290)	$(75,638,632)
Total change in net assets	$(25,343,357)	$(75,638,632)
Net assets
At beginning of period	388,716,715	464,355,347
At end of period	$363,373,358	$388,716,715
See Notes to Financial Statements
4

MFS U.S. Government Money Market Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.04	$0.00(w)	$0.00	$0.00(w)
Net realized and unrealized gain (loss)	0.00(w)	—	(0.00)(w)	0.00(w)	0.01
Total from investment operations	$0.05	$0.04	$0.00(w)	$0.00(w)	$0.01
Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.04)	$(0.00)(w)	$—	$(0.01)
From net realized gain	—	—	(0.00)(w)	—	—
Total distributions declared to shareholders	$(0.05)	$(0.04)	$(0.00)(w)	$—	$(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (r)(t)	5.03	3.81	0.27	0.00	0.61
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.60	0.57	0.59	0.55	0.60
Expenses after expense reductions (f)	0.45	0.45	0.23	0.06	0.36
Net investment income (loss)	4.92	3.70	0.31	0.00	0.45
Net assets at end of period (000 omitted)	$363,373	$388,717	$464,355	$344,209	$518,651
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(r)	Certain expenses have been reduced without which performance would have been lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
See Notes to Financial Statements
5

MFS U.S. Government Money Market Fund
Notes to Financial Statements
(1)  Business and Organization
MFS U.S. Government Money Market Fund (the fund) is a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund’s Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund’s adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for debt instruments. Debt instruments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Short-Term Securities	$—	$363,975,082	$—	$363,975,082
For further information regarding security characteristics, see the Portfolio of Investments.
Repurchase Agreements — The fund enters into bilateral repurchase agreements under the terms of Master Repurchase Agreements with approved counterparties, some of which may be novated to the clearing agency, Fixed Income Clearing Corporation (FICC). Each repurchase agreement is recorded at cost. For both bilateral and cleared repurchase agreements, the fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. On a daily basis, the fund monitors the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. In the event of default, the settlement of a cleared repurchase agreement is guaranteed by FICC. Upon an event of default on a bilateral repurchase agreement, the non-defaulting party may close out all transactions traded under a Master
6

MFS U.S. Government Money Market Fund
Notes to Financial Statements  - continued
Repurchase Agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default, the Master Repurchase Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. At August 31, 2024, the fund had investments in repurchase agreements with a gross value of $95,451,278 in the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at period end.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Fees Paid Indirectly — The fund’s custody fee may be reduced by credits earned under a previous arrangement that measured the value of U.S. dollars deposited with the custodian by the fund. The amount of the credits that were used to reduce the fund's custody fee for the year ended August 31, 2024, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
During the year ended August 31, 2024, there were no significant adjustments due to differences between book and tax accounting.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 8/31/24	Year ended 8/31/23
Ordinary income (including any short-term capital gains)	$18,763,916	$16,327,307
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 8/31/24
Cost of investments	$363,975,082
Undistributed ordinary income	1,101
Capital loss carryforwards	(46)
Other temporary differences	(3,612)
Total distributable earnings (loss)	$(2,557)
As of August 31, 2024, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(46)
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
7

MFS U.S. Government Money Market Fund
Notes to Financial Statements  - continued
Up to $1 billion	0.40%
In excess of $1 billion	0.35%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until December 31, 2024. For the year ended August 31, 2024, this management fee reduction amounted to $49,452, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended August 31, 2024 was equivalent to an annual effective rate of 0.39% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that fund operating expenses do not exceed 0.45% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2025. For the year ended August 31, 2024, this reduction amounted to $504,218, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — Certain shares acquired through an exchange may be subject to a contingent deferred sales charge upon redemption depending on when the shares exchanged were originally purchased. Contingent deferred sales charges paid to MFS Distributors, Inc. (MFD) during the year ended August 31, 2024 were $17,884.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended August 31, 2024, the fee was $251,541, which equated to 0.0660% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the year ended August 31, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $232,868.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets.The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended August 31, 2024 was equivalent to an annual effective rate of 0.0170% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees.  As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $733 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the year ended August 31, 2024.  The deferred retirement benefits compensation fee is accrued daily and paid monthly.
Other — On August 19, 2024, MFS redeemed 3 shares of the fund for an aggregate amount of $3.
(4)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
8

MFS U.S. Government Money Market Fund
Notes to Financial Statements  - continued
	Year ended 8/31/24	Year ended 8/31/23
Shares sold	140,108,761	224,642,194
Shares issued to shareholders in reinvestment of distributions	18,674,910	16,262,845
Shares reacquired	(184,132,961)	(316,543,671)
Net change	(25,349,290)	(75,638,632)
Effective at the close of business on May 29, 2020, the fund was closed to all purchases subject to certain exceptions.
(5)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended August 31, 2024, the fund’s commitment fee and interest expense were $1,971 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
9

MFS U.S. Government Money Market Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Series Trust IV and the Shareholders of MFS U.S. Government Money Market Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS U.S. Government Money Market Fund (the “Fund”), including the portfolio of investments, as of August 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 16, 2024
We have served as the auditor of one or more of the MFS investment companies since 1924.
10

MFS U.S. Government Money Market Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2024 income tax forms in January 2025. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).
11

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS U.S. Government Money Market Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS U.S. Government Money Market Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS U.S. Government Money Market Fund.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
12

MFS U.S. Government Money Market Fund
Board Review of Investment Advisory Agreement
MFS U.S. Government Money Market Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2024 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”),  an independent third party, on the investment performance of the Fund for various time periods ended  December 31, 2023 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable  funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to  whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a  whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information  regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge  was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although  individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and  MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s shares in comparison to the  performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2023, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s shares was in the 4th quintile relative to the other funds in the universe  for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s shares was in the 4th quintile for each of the one- and three-year periods ended December 31, 2023 relative to the Broadridge performance universe.  Because of  the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  In addition, the  Trustees noted the market conditions affecting all money market funds, in particular the low interest rate environment during portions of the three- and five-year periods, and MFS’ voluntary waiver
13

MFS U.S. Government Money Market Fund
Board Review of Investment Advisory Agreement - continued
of all or a portion of its fees to ensure that the Fund avoided a negative yield during certain periods.  After reviewing these and  related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on  information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or  expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Broadridge expense group median and the Fund’s total expense ratio was higher than the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing  these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also  considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to a contractual breakpoint that reduces the Fund’s advisory fee rate on average daily net assets over $1 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoint and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements other than the investment advisory agreement.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2024.
14

MFS Mid Cap Growth Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Mid Cap Growth Fund
Portfolio of Investments − 8/31/24
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.1%
Aerospace & Defense – 4.6%
Hexcel Corp.	901,679	$ 57,067,264
Howmet Aerospace, Inc.	5,136,455	496,489,740
Melrose Industries PLC	3,614,231	23,081,391
TransDigm Group, Inc.	71,730	98,500,353
		$675,138,748
Automotive – 1.8%
Copart, Inc. (a)	4,877,969	$ 258,337,238
Brokerage & Asset Managers – 3.4%
Ares Management Co.	1,257,287	$ 184,066,817
Carlyle Group, Inc.	1,604,947	64,406,523
LPL Financial Holdings, Inc.	525,110	117,803,178
TPG, Inc.	1,816,103	91,622,396
Tradeweb Markets, Inc.	303,672	35,906,177
		$493,805,091
Business Services – 11.2%
Corpay, Inc. (a)	140,360	$ 44,290,598
CoStar Group, Inc. (a)	3,052,916	235,990,407
Equifax, Inc.	422,266	129,690,556
Factset Research Systems, Inc.	274,727	116,165,565
Morningstar, Inc.	794,140	249,177,308
MSCI, Inc.	551,887	320,420,073
TransUnion	2,351,633	227,661,591
Verisk Analytics, Inc., “A”	1,193,780	325,687,060
		$1,649,083,158
Computer Software – 13.4%
ANSYS, Inc. (a)	51,676	$ 16,609,700
Cadence Design Systems, Inc. (a)	831,915	223,726,901
Constellation Software, Inc.	84,902	277,243,633
Datadog, Inc., “A” (a)	1,337,727	155,524,141
Dun & Bradstreet Holdings, Inc.	3,215,271	38,583,252
Guidewire Software, Inc. (a)	2,001,593	297,776,991
HubSpot, Inc. (a)	283,510	141,491,336
PTC, Inc. (a)	707,762	126,753,096
ServiceNow, Inc. (a)	181,749	155,395,395
Synopsys, Inc. (a)	422,824	219,690,894
Tyler Technologies, Inc. (a)	541,055	318,070,003
		$1,970,865,342
Computer Software - Systems – 0.8%
Arista Networks, Inc. (a)	130,138	$ 45,988,166
Block, Inc., “A” (a)	1,072,435	70,866,505
		$116,854,671
OTCFS-ANN
1

MFS Mid Cap Growth Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 3.2%
AZEK Co., Inc. (a)	3,856,906	$ 164,419,903
Vulcan Materials Co.	1,230,479	301,725,755
		$466,145,658
Consumer Products – 1.6%
Church & Dwight Co., Inc.	1,986,813	$ 202,416,509
ODDITY Tech Ltd. (a)(l)	973,848	35,837,606
		$238,254,115
Consumer Services – 2.2%
Bright Horizons Family Solutions, Inc. (a)	2,342,179	$ 329,591,429
Electrical Equipment – 3.5%
AMETEK, Inc.	1,589,759	$ 271,928,277
Hubbell, Inc.	349,245	139,670,060
nVent Electric PLC	1,569,880	106,689,045
		$518,287,382
Electronics – 6.2%
ASM International N.V.	411,512	$ 280,281,841
Monolithic Power Systems, Inc.	551,361	515,346,100
Nova Ltd. (a)	319,376	71,396,505
Onto Innovation, Inc. (a)	216,897	46,246,778
		$913,271,224
Energy - Independent – 1.6%
Chesapeake Energy Corp. (l)	1,446,129	$ 107,722,149
Diamondback Energy, Inc.	667,372	130,210,951
		$237,933,100
Engineering - Construction – 0.9%
Quanta Services, Inc.	483,723	$ 133,086,709
Entertainment – 3.7%
Live Nation Entertainment, Inc. (a)	942,042	$ 92,009,242
Spotify Technology S.A. (a)	917,070	314,444,961
TKO Group Holdings, Inc.	1,213,090	143,423,631
		$549,877,834
Food & Beverages – 0.3%
Celsius Holdings, Inc. (a)	1,062,701	$ 40,414,519
Gaming & Lodging – 3.2%
DraftKings, Inc. (a)	4,117,748	$ 142,062,306
Hyatt Hotels Corp.	1,377,612	209,286,815
Las Vegas Sands Corp.	910,853	35,514,159
Red Rock Resorts, Inc.	1,348,987	78,618,962
		$465,482,242
Insurance – 2.0%
Arthur J. Gallagher & Co.	996,044	$ 291,412,593
2

MFS Mid Cap Growth Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Internet – 2.2%
Gartner, Inc. (a)	643,750	$ 316,699,250
Leisure & Toys – 2.2%
Take-Two Interactive Software, Inc. (a)	2,044,724	$ 330,652,318
Machinery & Tools – 2.8%
Ingersoll Rand, Inc.	1,460,781	$ 133,588,422
Wabtec Corp.	1,632,177	276,768,254
		$410,356,676
Medical & Health Technology & Services – 4.2%
Chemed Corp.	153,749	$ 90,123,051
ICON PLC (a)	740,754	238,567,233
IDEXX Laboratories, Inc. (a)	254,801	122,643,365
Veeva Systems, Inc. (a)	801,501	173,476,877
		$624,810,526
Medical Equipment – 8.6%
Agilent Technologies, Inc.	1,598,220	$ 228,417,603
Bio-Techne Corp.	1,393,880	103,133,181
Bruker BioSciences Corp.	1,656,618	111,308,164
DexCom, Inc. (a)	1,097,351	76,090,318
Masimo Corp. (a)	608,222	71,478,250
Natera, Inc. (a)	1,632,190	193,022,789
STERIS PLC	1,027,590	247,751,949
Waters Corp. (a)	309,843	107,314,123
West Pharmaceutical Services, Inc.	428,947	134,530,648
		$1,273,047,025
Metals & Mining – 0.4%
Cameco Corp.	1,443,800	$ 58,964,792
Natural Gas - Pipeline – 1.1%
Cheniere Energy, Inc.	882,242	$ 163,444,153
Pharmaceuticals – 1.8%
Ascendis Pharma, ADR (a)	1,306,042	$ 180,821,515
Legend Biotech Corp., ADR (a)	1,563,978	90,006,934
		$270,828,449
Pollution Control – 0.9%
GFL Environmental, Inc.	3,060,698	$ 132,558,830
Printing & Publishing – 2.1%
Wolters Kluwer N.V.	1,828,044	$ 311,493,963
Restaurants – 2.5%
Aramark	1,010,480	$ 37,013,882
Chipotle Mexican Grill, Inc., “A” (a)	2,999,901	168,234,448
Wingstop, Inc.	403,079	155,632,833
		$360,881,163
3

MFS Mid Cap Growth Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 4.1%
ACV Auctions, Inc. (a)	4,831,352	$ 90,394,596
Burlington Stores, Inc. (a)	506,420	135,842,101
Floor & Decor Holdings, Inc., “A” (a)	115,309	12,965,344
O'Reilly Automotive, Inc. (a)	182,410	206,117,828
Tractor Supply Co.	611,763	163,677,190
		$608,997,059
Trucking – 0.2%
Saia, Inc. (a)	81,873	$ 30,770,330
Utilities - Electric Power – 0.4%
Vistra Corp.	601,878	$ 51,418,438
Total Common Stocks (Identified Cost, $9,065,160,657)		$14,292,764,025
	Strike Price	First Exercise
Warrants – 0.0%
Computer Software – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a) (Identified Cost, $0)	CAD 11.5	N/A	115,391	$ 0

Investment Companies (h) – 2.9%
Money Market Funds – 2.9%
MFS Institutional Money Market Portfolio, 5.35% (v) (Identified Cost, $422,213,652)	422,184,477	$ 422,311,132
Collateral for Securities Loaned – 0.0%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 5.22% (j) (Identified Cost, $6,677,834)	6,677,834	$ 6,677,834
Other Assets, Less Liabilities – (0.0)%		(534,270)
Net Assets – 100.0%		$14,721,218,721
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $422,311,132 and $14,299,441,859, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
See Notes to Financial Statements
4

MFS Mid Cap Growth Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 8/31/24 Assets
Investments in unaffiliated issuers, at value, including $101,542,299 of securities on loan (identified cost, $9,071,838,491)	$14,299,441,859
Investments in affiliated issuers, at value (identified cost, $422,213,652)	422,311,132
Cash	347
Receivables for
Fund shares sold	14,963,546
Interest and dividends	5,693,936
Other assets	7,716
Total assets	$14,742,418,536
Liabilities
Payables for
Fund shares reacquired	$10,929,643
Collateral for securities loaned, at value (c)	6,677,834
Payable to affiliates
Investment adviser	746,221
Administrative services fee	5,052
Shareholder servicing costs	1,467,983
Distribution and service fees	56,924
Payable for independent Trustees' compensation	58
Accrued expenses and other liabilities	1,316,100
Total liabilities	$21,199,815
Net assets	$14,721,218,721
Net assets consist of
Paid-in capital	$8,835,641,787
Total distributable earnings (loss)	5,885,576,934
Net assets	$14,721,218,721
Shares of beneficial interest outstanding	465,983,473
(c)	Non-cash collateral is not included.
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,760,265,198	59,638,346	$29.52
Class B	5,909,469	258,321	22.88
Class C	76,828,332	3,474,845	22.11
Class I	4,128,562,067	129,403,267	31.90
Class R1	2,839,109	124,772	22.75
Class R2	25,995,840	953,850	27.25
Class R3	644,603,069	21,987,701	29.32
Class R4	277,965,355	8,933,648	31.11
Class R6	7,798,250,282	241,208,723	32.33
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $31.32 [100 / 94.25 x $29.52]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
5

MFS Mid Cap Growth Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 8/31/24 Net investment income (loss)
Income
Dividends	$71,264,183
Dividends from affiliated issuers	13,159,499
Income on securities loaned	611,075
Other	174,206
Foreign taxes withheld	(974,118)
Total investment income	$84,234,845
Expenses
Management fee	$87,622,496
Distribution and service fees	6,684,606
Shareholder servicing costs	8,217,290
Administrative services fee	615,732
Independent Trustees' compensation	131,570
Custodian fee	487,054
Shareholder communications	1,553,835
Audit and tax fees	68,697
Legal fees	71,123
Miscellaneous	485,935
Total expenses	$105,938,338
Fees paid indirectly	(3,905)
Reduction of expenses by investment adviser and distributor	(1,783,532)
Net expenses	$104,150,901
Net investment income (loss)	$(19,916,056)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$1,115,910,913
Affiliated issuers	24,347
Foreign currency	1,749
Net realized gain (loss)	$1,115,937,009
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$1,205,510,607
Affiliated issuers	55,168
Translation of assets and liabilities in foreign currencies	(1,734)
Net unrealized gain (loss)	$1,205,564,041
Net realized and unrealized gain (loss)	$2,321,501,050
Change in net assets from operations	$2,301,584,994
See Notes to Financial Statements
6

MFS Mid Cap Growth Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	8/31/24	8/31/23
Change in net assets
From operations
Net investment income (loss)	$(19,916,056)	$3,667,814
Net realized gain (loss)	1,115,937,009	(225,145,025)
Net unrealized gain (loss)	1,205,564,041	1,583,140,947
Change in net assets from operations	$2,301,584,994	$1,361,663,736
Change in net assets from fund share transactions	$(654,671,065)	$(1,488,530,966)
Total change in net assets	$1,646,913,929	$(126,867,230)
Net assets
At beginning of period	13,074,304,792	13,201,172,022
At end of period	$14,721,218,721	$13,074,304,792
See Notes to Financial Statements
7

MFS Mid Cap Growth Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$25.03	$22.55	$31.84	$24.65	$20.19
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.11)	$(0.06)	$(0.15)	$(0.18)	$(0.07)
Net realized and unrealized gain (loss)	4.60	2.54	(8.02)	7.60	4.71
Total from investment operations	$4.49	$2.48	$(8.17)	$7.42	$4.64
Less distributions declared to shareholders
From net realized gain	$—	$—	$(1.12)	$(0.23)	$(0.18)
Net asset value, end of period (x)	$29.52	$25.03	$22.55	$31.84	$24.65
Total return (%) (r)(s)(t)(x)	17.94	11.00	(26.53)	30.30	23.16
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.04	1.04	1.03	1.01	1.05
Expenses after expense reductions (f)	1.02	1.03	1.01	1.00	1.04
Net investment income (loss)	(0.41)	(0.24)	(0.54)	(0.65)	(0.35)
Portfolio turnover rate	35	30	21	23	34
Net assets at end of period (000 omitted)	$1,760,265	$1,560,931	$1,477,097	$2,130,372	$1,483,320
Class B	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$19.55	$17.75	$25.48	$19.91	$16.47
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.24)	$(0.18)	$(0.28)	$(0.31)	$(0.19)
Net realized and unrealized gain (loss)	3.57	1.98(g)	(6.33)(g)	6.11	3.81
Total from investment operations	$3.33	$1.80	$(6.61)	$5.80	$3.62
Less distributions declared to shareholders
From net realized gain	$—	$—	$(1.12)	$(0.23)	$(0.18)
Net asset value, end of period (x)	$22.88	$19.55	$17.75	$25.48	$19.91
Total return (%) (r)(s)(t)(x)	17.03	10.14	(27.05)	29.36	22.20
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.79	1.79	1.78	1.76	1.80
Expenses after expense reductions (f)	1.77	1.78	1.76	1.75	1.79
Net investment income (loss)	(1.16)	(0.99)	(1.30)	(1.39)	(1.10)
Portfolio turnover rate	35	30	21	23	34
Net assets at end of period (000 omitted)	$5,909	$8,033	$10,002	$18,021	$17,725

See Notes to Financial Statements
8

MFS Mid Cap Growth Fund
Financial Highlights - continued
Class C	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$18.89	$17.15	$24.66	$19.28	$15.95
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.24)	$(0.17)	$(0.27)	$(0.30)	$(0.18)
Net realized and unrealized gain (loss)	3.46	1.91(g)	(6.12)(g)	5.91(g)	3.69
Total from investment operations	$3.22	$1.74	$(6.39)	$5.61	$3.51
Less distributions declared to shareholders
From net realized gain	$—	$—	$(1.12)	$(0.23)	$(0.18)
Net asset value, end of period (x)	$22.11	$18.89	$17.15	$24.66	$19.28
Total return (%) (r)(s)(t)(x)	17.05	10.15	(27.06)	29.34	22.23
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.79	1.79	1.78	1.76	1.80
Expenses after expense reductions (f)	1.77	1.78	1.76	1.75	1.79
Net investment income (loss)	(1.16)	(0.99)	(1.30)	(1.40)	(1.10)
Portfolio turnover rate	35	30	21	23	34
Net assets at end of period (000 omitted)	$76,828	$76,216	$85,842	$137,007	$109,521
Class I	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$26.99	$24.26	$34.07	$26.30	$21.48
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)	$0.00(w)	$(0.08)	$(0.12)	$(0.02)
Net realized and unrealized gain (loss)	4.96	2.73	(8.61)	8.12	5.02
Total from investment operations	$4.91	$2.73	$(8.69)	$8.00	$5.00
Less distributions declared to shareholders
From net realized gain	$—	$—	$(1.12)	$(0.23)	$(0.18)
Net asset value, end of period (x)	$31.90	$26.99	$24.26	$34.07	$26.30
Total return (%) (r)(s)(t)(x)	18.19	11.25	(26.32)	30.60	23.45
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.79	0.79	0.78	0.76	0.80
Expenses after expense reductions (f)	0.77	0.78	0.77	0.75	0.79
Net investment income (loss)	(0.16)	0.01	(0.28)	(0.40)	(0.10)
Portfolio turnover rate	35	30	21	23	34
Net assets at end of period (000 omitted)	$4,128,562	$3,541,201	$4,344,475	$4,444,325	$3,837,781

See Notes to Financial Statements
9

MFS Mid Cap Growth Fund
Financial Highlights - continued
Class R1	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$19.44	$17.65	$25.35	$19.81	$16.39
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.24)	$(0.18)	$(0.28)	$(0.31)	$(0.18)
Net realized and unrealized gain (loss)	3.55	1.97(g)	(6.30)(g)	6.08	3.78
Total from investment operations	$3.31	$1.79	$(6.58)	$5.77	$3.60
Less distributions declared to shareholders
From net realized gain	$—	$—	$(1.12)	$(0.23)	$(0.18)
Net asset value, end of period (x)	$22.75	$19.44	$17.65	$25.35	$19.81
Total return (%) (r)(s)(t)(x)	17.03	10.14	(27.07)	29.36	22.18
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.79	1.79	1.78	1.76	1.80
Expenses after expense reductions (f)	1.77	1.78	1.76	1.75	1.79
Net investment income (loss)	(1.16)	(0.99)	(1.30)	(1.39)	(1.09)
Portfolio turnover rate	35	30	21	23	34
Net assets at end of period (000 omitted)	$2,839	$3,097	$3,040	$5,281	$4,187
Class R2	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$23.17	$20.93	$29.70	$23.06	$18.95
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.17)	$(0.10)	$(0.20)	$(0.24)	$(0.12)
Net realized and unrealized gain (loss)	4.25	2.34	(7.45)	7.11	4.41
Total from investment operations	$4.08	$2.24	$(7.65)	$6.87	$4.29
Less distributions declared to shareholders
From net realized gain	$—	$—	$(1.12)	$(0.23)	$(0.18)
Net asset value, end of period (x)	$27.25	$23.17	$20.93	$29.70	$23.06
Total return (%) (r)(s)(t)(x)	17.61	10.70	(26.70)	30.00	22.83
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.29	1.29	1.28	1.26	1.30
Expenses after expense reductions (f)	1.27	1.28	1.27	1.25	1.29
Net investment income (loss)	(0.66)	(0.49)	(0.79)	(0.90)	(0.60)
Portfolio turnover rate	35	30	21	23	34
Net assets at end of period (000 omitted)	$25,996	$23,393	$21,633	$29,120	$15,176

See Notes to Financial Statements
10

MFS Mid Cap Growth Fund
Financial Highlights - continued
Class R3	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$24.86	$22.40	$31.63	$24.49	$20.06
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.11)	$(0.05)	$(0.14)	$(0.18)	$(0.07)
Net realized and unrealized gain (loss)	4.57	2.51	(7.97)	7.55	4.68
Total from investment operations	$4.46	$2.46	$(8.11)	$7.37	$4.61
Less distributions declared to shareholders
From net realized gain	$—	$—	$(1.12)	$(0.23)	$(0.18)
Net asset value, end of period (x)	$29.32	$24.86	$22.40	$31.63	$24.49
Total return (%) (r)(s)(t)(x)	17.94	10.98	(26.52)	30.29	23.16
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.04	1.04	1.03	1.01	1.05
Expenses after expense reductions (f)	1.02	1.03	1.01	1.00	1.04
Net investment income (loss)	(0.41)	(0.24)	(0.54)	(0.65)	(0.35)
Portfolio turnover rate	35	30	21	23	34
Net assets at end of period (000 omitted)	$644,603	$592,712	$557,897	$777,474	$451,972
Class R4	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$26.32	$23.66	$33.25	$25.67	$20.97
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)	$0.00(w)	$(0.08)	$(0.12)	$(0.02)
Net realized and unrealized gain (loss)	4.84	2.66	(8.39)	7.93	4.90
Total from investment operations	$4.79	$2.66	$(8.47)	$7.81	$4.88
Less distributions declared to shareholders
From net realized gain	$—	$—	$(1.12)	$(0.23)	$(0.18)
Net asset value, end of period (x)	$31.11	$26.32	$23.66	$33.25	$25.67
Total return (%) (r)(s)(t)(x)	18.20	11.24	(26.30)	30.61	23.45
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.79	0.79	0.78	0.76	0.80
Expenses after expense reductions (f)	0.77	0.78	0.76	0.75	0.79
Net investment income (loss)	(0.16)	0.01	(0.29)	(0.40)	(0.10)
Portfolio turnover rate	35	30	21	23	34
Net assets at end of period (000 omitted)	$277,965	$268,875	$300,198	$389,323	$242,937

See Notes to Financial Statements
11

MFS Mid Cap Growth Fund
Financial Highlights - continued
Class R6	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$27.32	$24.52	$34.39	$26.51	$21.63
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)	$0.04	$(0.05)	$(0.09)	$(0.00)(w)
Net realized and unrealized gain (loss)	5.02	2.76	(8.70)	8.20	5.06
Total from investment operations	$5.01	$2.80	$(8.75)	$8.11	$5.06
Less distributions declared to shareholders
From net realized gain	$—	$—	$(1.12)	$(0.23)	$(0.18)
Net asset value, end of period (x)	$32.33	$27.32	$24.52	$34.39	$26.51
Total return (%) (r)(s)(t)(x)	18.34	11.42	(26.24)	30.78	23.57
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.67	0.67	0.66	0.66	0.70
Expenses after expense reductions (f)	0.65	0.65	0.65	0.65	0.69
Net investment income (loss)	(0.04)	0.14	(0.18)	(0.30)	(0.01)
Portfolio turnover rate	35	30	21	23	34
Net assets at end of period (000 omitted)	$7,798,250	$6,999,847	$6,400,990	$8,056,150	$5,343,295
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
12

MFS Mid Cap Growth Fund
Notes to Financial Statements
(1)  Business and Organization
MFS Mid Cap Growth Fund (the fund) is a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets;
13

MFS Mid Cap Growth Fund
Notes to Financial Statements  - continued
the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$12,831,077,015	$—	$—	$12,831,077,015
Netherlands	311,493,963	280,281,841	—	591,775,804
Canada	468,767,255	0	—	468,767,255
Denmark	180,821,515	—	—	180,821,515
Israel	107,234,111	—	—	107,234,111
China	90,006,934	—	—	90,006,934
United Kingdom	—	23,081,391	—	23,081,391
Mutual Funds	428,988,966	—	—	428,988,966
Total	$14,418,389,759	$303,363,232	$—	$14,721,752,991
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund.  Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $101,542,299.  The fair value of the fund's investment securities on loan and a related liability of $6,677,834 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury Obligations of $97,027,223 held by the custodian or a triparty custodian. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the
14

MFS Mid Cap Growth Fund
Notes to Financial Statements  - continued
lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the year ended August 31, 2024, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and redemptions in-kind.
The fund declared no distributions for the years ended August 31, 2024 and August 31, 2023.
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 8/31/24
Cost of investments	$9,530,384,760
Gross appreciation	5,477,497,176
Gross depreciation	(286,128,945)
Net unrealized appreciation (depreciation)	$5,191,368,231
Undistributed long-term capital gain	712,264,885
Late year ordinary loss deferral	(18,042,221)
Other temporary differences	(13,961)
Total distributable earnings (loss)	$5,885,576,934
15

MFS Mid Cap Growth Fund
Notes to Financial Statements  - continued
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase.
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.70%
In excess of $2.5 billion and up to $5 billion	0.65%
In excess of $5 billion and up to $10 billion	0.62%
In excess of $10 billion and up to $20 billion	0.60%
In excess of $20 billion	0.55%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until December 31, 2024. For the year ended August 31, 2024, this management fee reduction amounted to $1,783,173, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended August 31, 2024 was equivalent to an annual effective rate of 0.63% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
1.30%	2.05%	2.05%	1.05%	2.05%	1.55%	1.30%	1.05%	0.95%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2025. For the year ended August 31, 2024, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $210,897 for the year ended August 31, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
16

MFS Mid Cap Growth Fund
Notes to Financial Statements  - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 4,146,053
Class B	0.75%	0.25%	1.00%	1.00%	69,696
Class C	0.75%	0.25%	1.00%	1.00%	772,078
Class R1	0.75%	0.25%	1.00%	1.00%	29,524
Class R2	0.25%	0.25%	0.50%	0.50%	123,001
Class R3	—	0.25%	0.25%	0.25%	1,544,254
Total Distribution and Service Fees					$6,684,606
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended August 31, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended August 31, 2024, this rebate amounted to $359 for Class A shares and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended August 31, 2024, were as follows:
Amount
Class A	$13,011
Class B	2,235
Class C	4,897
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended August 31, 2024, the fee was $429,069, which equated to 0.0031% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended August 31, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $7,788,221.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets.The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended August 31, 2024 was equivalent to an annual effective rate of 0.0045% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
17

MFS Mid Cap Growth Fund
Notes to Financial Statements  - continued
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class A	8	$246
8/19/2024	Redemption	Class I	4	124
8/19/2024	Redemption	Class R1	3	73
8/19/2024	Redemption	Class R2	4	101
8/19/2024	Redemption	Class R3	3	81
8/19/2024	Redemption	Class R4	4	117
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended August 31, 2024, this reimbursement amounted to $174,206, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the year ended August 31, 2024, purchases and sales of investments, other than in-kind transactions and short-term obligations, aggregated $4,666,655,266 and $5,175,914,071, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 8/31/24		Year ended 8/31/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	7,009,745	$191,855,345	6,793,284	$157,786,486
Class B	658	12,949	4,974	93,494
Class C	416,342	8,502,838	339,404	5,947,419
Class I	29,261,695	874,087,904	32,405,384	802,020,268
Class R1	23,207	497,203	28,035	508,425
Class R2	198,315	5,004,547	200,572	4,328,218
Class R3	3,269,436	88,976,977	3,483,597	79,637,903
Class R4	1,506,380	43,878,151	1,244,875	30,125,069
Class R6	38,881,450	1,147,759,785	47,356,728	1,192,536,320
	80,567,228	$2,360,575,699	91,856,853	$2,272,983,602
Shares reacquired
Class A	(9,732,908)	$(265,460,535)	(9,923,273)	$(229,185,981)
Class B	(153,343)	(3,203,834)	(157,611)	(2,852,374)
Class C	(975,987)	(20,070,380)	(1,310,183)	(22,895,214)
Class I	(31,069,082)	(893,750,044)	(80,289,596)	(1,995,690,788)
Class R1	(57,727)	(1,215,094)	(40,959)	(738,986)
Class R2	(254,079)	(6,297,629)	(224,530)	(4,795,328)
Class R3	(5,122,335)	(138,185,859)	(4,547,088)	(105,133,340)
Class R4	(2,788,424)	(77,243,647)	(3,718,861)	(87,895,279)
Class R6	(53,927,483)	(1,609,819,742)	(52,147,027)	(1,312,327,278)
	(104,081,368)	$(3,015,246,764)	(152,359,128)	$(3,761,514,568)
18

MFS Mid Cap Growth Fund
Notes to Financial Statements  - continued
	Year ended 8/31/24		Year ended 8/31/23
	Shares	Amount	Shares	Amount
Net change
Class A	(2,723,163)	$(73,605,190)	(3,129,989)	$(71,399,495)
Class B	(152,685)	(3,190,885)	(152,637)	(2,758,880)
Class C	(559,645)	(11,567,542)	(970,779)	(16,947,795)
Class I	(1,807,387)	(19,662,140)	(47,884,212)	(1,193,670,520)
Class R1	(34,520)	(717,891)	(12,924)	(230,561)
Class R2	(55,764)	(1,293,082)	(23,958)	(467,110)
Class R3	(1,852,899)	(49,208,882)	(1,063,491)	(25,495,437)
Class R4	(1,282,044)	(33,365,496)	(2,473,986)	(57,770,210)
Class R6	(15,046,033)	(462,059,957)	(4,790,299)	(119,790,958)
	(23,514,140)	$(654,671,065)	(60,502,275)	$(1,488,530,966)
The fund is one of several mutual funds in which certain MFS funds may invest.The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, and the MFS Conservative Allocation Fund were the owners of record of approximately 4%, 3%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime Income Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, and the MFS Lifetime 2065 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended August 31, 2024, the fund’s commitment fee and interest expense were $69,903 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$419,936,182	$1,244,785,217	$1,242,489,782	$24,347	$55,168	$422,311,132
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$13,159,499	$—
19

MFS Mid Cap Growth Fund
Notes to Financial Statements  - continued
(8)  Redemptions In-Kind
On April 5, 2024, the fund recorded a redemption in-kind of portfolio securities and cash that was valued at $192,072,468.  The redeeming shareholder generally receives a pro rata share of the securities held by the fund.  The distribution of such securities generated a realized gain of $99,675,662 for the fund, which is included in Net realized gain (loss) in the Statement of Operations. For tax purposes, no gains or losses were recognized with respect to the portfolio securities redeemed in-kind.
20

MFS Mid Cap Growth Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Series Trust IV and the Shareholders of MFS Mid Cap Growth Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Mid Cap Growth Fund (the “Fund”), including the portfolio of investments, as of August 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 16, 2024
We have served as the auditor of one or more of the MFS investment companies since 1924.
21

MFS Mid Cap Growth Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2024 income tax forms in January 2025. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates $40,684,000 as capital gain dividends paid during the fiscal year.
22

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Mid Cap Growth Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Mid Cap Growth Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Mid Cap Growth Fund.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
23

MFS Mid Cap Growth Fund
Board Review of Investment Advisory Agreement
MFS Mid Cap Growth Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2024 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2023 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2023, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 3rd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 3rd quintile for each of the one- and three-year periods ended December 31, 2023 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
24

MFS Mid Cap Growth Fund
Board Review of Investment Advisory Agreement - continued
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion, $2.5 billion, $5 billion, $10 billion, and $20 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2024.
25

MFS Global New Discovery Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Global New Discovery Fund
Portfolio of Investments − 8/31/24
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 96.8%
Aerospace & Defense – 5.3%
Howmet Aerospace, Inc.	16,114	$ 1,557,579
Melrose Industries PLC	171,676	1,096,366
Singapore Technologies Engineering Ltd.	192,100	655,622
Teledyne Technologies, Inc. (a)	1,923	832,274
		$4,141,841
Alcoholic Beverages – 0.5%
China Resources Beer Holdings Co. Ltd.	126,000	$ 390,454
Apparel Manufacturers – 1.5%
Burberry Group PLC	42,497	$ 375,365
Skechers USA, Inc., “A” (a)	12,069	826,485
		$1,201,850
Automotive – 3.0%
Atmus Filtration Technologies, Inc.	21,016	$ 753,423
Lear Corp.	5,044	588,383
LKQ Corp.	23,071	959,523
		$2,301,329
Brokerage & Asset Managers – 5.0%
B3 S.A. - Brasil Bolsa Balcao	390,300	$ 878,114
Carlyle Group, Inc.	11,219	450,218
Cboe Global Markets, Inc.	5,100	1,047,540
Euronext N.V.	14,369	1,534,345
		$3,910,217
Business Services – 5.1%
Elis S.A.	20,738	$ 512,576
Gruppo Mutuionline S.p.A.	11,715	484,321
IMCD Group N.V.	4,014	658,085
NS Solutions Corp.	34,900	886,884
RS Group PLC	63,105	654,944
UL Solutions, Inc.	13,965	761,651
		$3,958,461
Chemicals – 3.1%
Borregaard ASA	42,944	$ 798,495
Element Solutions, Inc.	33,582	897,983
UPL Ltd.	103,143	737,753
		$2,434,231
Computer Software – 4.9%
CCC Intelligent Holdings, Inc. (a)	47,801	$ 515,295
Dun & Bradstreet Holdings, Inc.	54,077	648,924
Kinaxis, Inc. (a)	5,689	621,900
OBIC Co. Ltd.	7,300	1,265,734
GNDFS-ANN
1

MFS Global New Discovery Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
Totvs S.A.	137,600	$ 731,708
		$3,783,561
Computer Software - Systems – 1.9%
Amadeus IT Group S.A.	10,265	$ 692,614
Kardex AG	2,310	747,309
		$1,439,923
Construction – 7.1%
Allegion PLC	5,408	$ 750,847
AZEK Co., Inc. (a)	15,066	642,264
Breedon Group PLC	155,786	865,478
Mid-America Apartment Communities, Inc., REIT	6,539	1,061,737
Summit Materials, Inc., “A” (a)	31,842	1,289,601
Sun Communities, Inc., REIT	6,631	896,776
		$5,506,703
Consumer Services – 0.7%
Boyd Group Services, Inc.	3,297	$ 549,382
Containers – 0.6%
Verallia S.A.	14,930	$ 443,617
Electrical Equipment – 1.4%
nVent Electric PLC	15,958	$ 1,084,506
Electronics – 2.7%
ASM International N.V.	1,279	$ 871,130
Onto Innovation, Inc. (a)	3,242	691,259
VAT Group AG	1,001	514,837
		$2,077,226
Energy - Independent – 0.6%
Matador Resources Co.	7,981	$ 452,682
Engineering - Construction – 2.4%
Corporacion Inmobiliaria Vesta S.A.B. de C.V.	213,760	$ 586,112
Jacobs Solutions, Inc.	8,617	1,300,133
		$1,886,245
Entertainment – 2.0%
CTS Eventim AG	8,738	$ 820,048
Lottery Corp. Ltd.	227,717	772,068
		$1,592,116
Food & Beverages – 5.2%
Bakkafrost P/F	10,785	$ 584,215
Cranswick PLC	32,062	2,029,557
S Foods, Inc.	21,400	394,275
Toyo Suisan Kaisha Ltd.	8,800	549,314
Universal Robina Corp.	293,290	475,323
		$4,032,684
2

MFS Global New Discovery Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Forest & Paper Products – 1.0%
International Paper Co.	16,596	$ 803,578
General Merchandise – 1.4%
B&M European Value Retail S.A.	187,459	$ 1,098,815
Insurance – 2.0%
AUB Group Ltd.	71,658	$ 1,516,164
Internet – 1.8%
Digital Garage, Inc.	28,200	$ 566,967
Scout24 AG	11,331	865,498
		$1,432,465
Machinery & Tools – 10.0%
AGCO Corp.	5,951	$ 541,779
Azbil Corp.	16,000	528,554
IDEX Corp.	3,196	659,910
Interpump Group S.p.A	10,134	446,634
Nordson Corp.	2,138	548,525
RB Global, Inc.	13,134	1,131,231
SIG Combibloc Group AG	25,494	538,042
Veralto Corp.	10,706	1,203,676
Wabtec Corp.	10,248	1,737,753
Zurn Elkay Water Solutions Corp.	12,812	415,493
		$7,751,597
Medical & Health Technology & Services – 3.4%
AS ONE Corp.	25,900	$ 523,394
ICON PLC (a)	5,035	1,621,572
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	310,472	496,617
		$2,641,583
Medical Equipment – 3.3%
Gerresheimer AG	5,817	$ 667,007
STERIS PLC	6,125	1,476,738
Tecan Group AG	1,302	436,527
		$2,580,272
Oil Services – 1.3%
TechnipFMC PLC	37,848	$ 1,015,840
Other Banks & Diversified Financials – 0.9%
Shizuoka Financial Group, Inc.	80,600	$ 720,151
Pollution Control – 3.2%
Daiseki Co. Ltd.	24,600	$ 646,293
GFL Environmental, Inc.	43,168	1,869,606
		$2,515,899
3

MFS Global New Discovery Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 3.3%
Big Yellow Group PLC, REIT	37,629	$ 625,829
Catena AB	12,385	687,506
LEG Immobilien SE	5,892	565,865
Unite Group PLC, REIT	55,843	705,108
		$2,584,308
Restaurants – 2.4%
Pluxee N.V.	19,121	$ 453,269
Sodexo	6,652	591,926
U.S. Foods Holding Corp. (a)	13,977	827,578
		$1,872,773
Specialty Chemicals – 3.8%
Axalta Coating Systems Ltd. (a)	14,980	$ 546,770
Croda International PLC	8,654	469,589
Essentra PLC	294,241	686,553
Symrise AG	9,728	1,280,184
		$2,983,096
Specialty Stores – 3.7%
Burlington Stores, Inc. (a)	5,129	$ 1,375,803
Multiplan Empreendimentos Imobiliarios S.A.	202,505	921,269
ZOZO, Inc.	19,100	608,533
		$2,905,605
Telecommunications - Wireless – 1.0%
Wireless Infrastructure Italian S.p.A.	63,984	$ 765,276
Trucking – 1.3%
Saia, Inc. (a)	1,236	$ 464,526
XPO, Inc. (a)	5,052	579,060
		$1,043,586
Total Common Stocks (Identified Cost, $58,484,859)		$75,418,036
Investment Companies (h) – 2.8%
Money Market Funds – 2.8%
MFS Institutional Money Market Portfolio, 5.35% (v) (Identified Cost, $2,211,171)	2,211,075	$ 2,211,738
Other Assets, Less Liabilities – 0.4%		279,397
Net Assets – 100.0%		$77,909,171
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,211,738 and $75,418,036, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
4

MFS Global New Discovery Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 8/31/24 Assets
Investments in unaffiliated issuers, at value (identified cost, $58,484,859)	$75,418,036
Investments in affiliated issuers, at value (identified cost, $2,211,171)	2,211,738
Foreign currency, at value (identified cost, $33,212)	33,136
Receivables for
Fund shares sold	778,454
Dividends	162,643
Receivable from investment adviser	36,456
Other assets	114
Total assets	$78,640,577
Liabilities
Payable to custodian	$4,759
Payables for
Investments purchased	514,769
Fund shares reacquired	100,119
Payable to affiliates
Administrative services fee	175
Shareholder servicing costs	10,803
Distribution and service fees	790
Payable for independent Trustees' compensation	12
Deferred foreign capital gains tax expense payable	855
Payable for audit and tax fees	73,493
Accrued expenses and other liabilities	25,631
Total liabilities	$731,406
Net assets	$77,909,171
Net assets consist of
Paid-in capital	$66,337,619
Total distributable earnings (loss)	11,571,552
Net assets	$77,909,171
Shares of beneficial interest outstanding	3,290,533
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$26,743,892	1,146,818	$23.32
Class B	1,219,563	58,488	20.85
Class C	1,316,760	63,153	20.85
Class I	19,599,068	816,678	24.00
Class R1	140,597	6,748	20.84
Class R2	197,651	8,783	22.50
Class R3	859,518	36,867	23.31
Class R4	207,721	8,649	24.02
Class R6	27,624,401	1,144,349	24.14
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $24.74 [100 / 94.25 x $23.32]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
5

MFS Global New Discovery Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 8/31/24 Net investment income (loss)
Income
Dividends	$1,245,682
Dividends from affiliated issuers	130,511
Income on securities loaned	739
Interest	46
Other	2
Foreign taxes withheld	(98,739)
Total investment income	$1,278,241
Expenses
Management fee	$705,851
Distribution and service fees	95,064
Shareholder servicing costs	66,591
Administrative services fee	20,675
Independent Trustees' compensation	3,423
Custodian fee	28,720
Shareholder communications	23,226
Audit and tax fees	76,238
Legal fees	410
Registration fees	137,281
Miscellaneous	34,520
Total expenses	$1,191,999
Reduction of expenses by investment adviser and distributor	(323,617)
Net expenses	$868,382
Net investment income (loss)	$409,859
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$792,224
Affiliated issuers	(70)
Foreign currency	(1,747)
Net realized gain (loss)	$790,407
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $855 increase in deferred foreign capital gains tax)	$8,217,971
Affiliated issuers	363
Translation of assets and liabilities in foreign currencies	(1,666)
Net unrealized gain (loss)	$8,216,668
Net realized and unrealized gain (loss)	$9,007,075
Change in net assets from operations	$9,416,934
See Notes to Financial Statements
6

MFS Global New Discovery Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	8/31/24	8/31/23
Change in net assets
From operations
Net investment income (loss)	$409,859	$243,927
Net realized gain (loss)	790,407	(1,753,970)
Net unrealized gain (loss)	8,216,668	9,096,193
Change in net assets from operations	$9,416,934	$7,586,150
Change in net assets from fund share transactions	$(308,812)	$(2,518,809)
Total change in net assets	$9,108,122	$5,067,341
Net assets
At beginning of period	68,801,049	63,733,708
At end of period	$77,909,171	$68,801,049
See Notes to Financial Statements
7

MFS Global New Discovery Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$20.56	$18.22	$27.56	$21.57	$18.72
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.05	$(0.10)	$(0.06)	$(0.06)
Net realized and unrealized gain (loss)	2.67	2.29	(7.66)	6.96	3.49
Total from investment operations	$2.76	$2.34	$(7.76)	$6.90	$3.43
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—
From net realized gain	—	—	(1.58)	(0.91)	(0.58)
Total distributions declared to shareholders	$—	$—	$(1.58)	$(0.91)	$(0.58)
Net asset value, end of period (x)	$23.32	$20.56	$18.22	$27.56	$21.57
Total return (%) (r)(s)(t)(x)	13.42	12.84	(29.71)	32.82	18.63
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.80	1.78	1.67	1.68	1.97
Expenses after expense reductions	1.35	1.35	1.35	1.34	1.49
Net investment income (loss)	0.41	0.26	(0.45)	(0.26)	(0.32)
Portfolio turnover rate	37	29	36	36	84
Net assets at end of period (000 omitted)	$26,744	$24,868	$23,856	$44,743	$17,029
Class B	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$18.52	$16.54	$25.35	$20.05	$17.57
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.07)	$(0.09)	$(0.24)	$(0.25)	$(0.19)
Net realized and unrealized gain (loss)	2.40	2.07	(6.99)	6.46	3.25
Total from investment operations	$2.33	$1.98	$(7.23)	$6.21	$3.06
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—
From net realized gain	—	—	(1.58)	(0.91)	(0.58)
Total distributions declared to shareholders	$—	$—	$(1.58)	$(0.91)	$(0.58)
Net asset value, end of period (x)	$20.85	$18.52	$16.54	$25.35	$20.05
Total return (%) (r)(s)(t)(x)	12.58	11.97	(30.24)	31.84	17.72
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.54	2.53	2.43	2.46	2.72
Expenses after expense reductions	2.10	2.10	2.10	2.10	2.24
Net investment income (loss)	(0.37)	(0.52)	(1.15)	(1.12)	(1.08)
Portfolio turnover rate	37	29	36	36	84
Net assets at end of period (000 omitted)	$1,220	$1,518	$1,739	$2,979	$2,678

See Notes to Financial Statements
8

MFS Global New Discovery Fund
Financial Highlights - continued
Class C	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$18.52	$16.54	$25.35	$20.05	$17.57
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.07)	$(0.09)	$(0.24)	$(0.25)	$(0.19)
Net realized and unrealized gain (loss)	2.40	2.07	(6.99)	6.46	3.25
Total from investment operations	$2.33	$1.98	$(7.23)	$6.21	$3.06
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—
From net realized gain	—	—	(1.58)	(0.91)	(0.58)
Total distributions declared to shareholders	$—	$—	$(1.58)	$(0.91)	$(0.58)
Net asset value, end of period (x)	$20.85	$18.52	$16.54	$25.35	$20.05
Total return (%) (r)(s)(t)(x)	12.58	11.97	(30.24)	31.84	17.72
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.54	2.54	2.43	2.46	2.72
Expenses after expense reductions	2.10	2.10	2.10	2.10	2.24
Net investment income (loss)	(0.37)	(0.54)	(1.16)	(1.13)	(1.08)
Portfolio turnover rate	37	29	36	36	84
Net assets at end of period (000 omitted)	$1,317	$1,578	$2,137	$3,896	$3,422
Class I	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$21.11	$18.66	$28.15	$21.96	$19.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.10	$(0.06)	$(0.00)(w)	$(0.02)
Net realized and unrealized gain (loss)	2.74	2.35	(7.83)	7.10	3.56
Total from investment operations	$2.89	$2.45	$(7.89)	$7.10	$3.54
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.02)	$—	$—
From net realized gain	—	—	(1.58)	(0.91)	(0.58)
Total distributions declared to shareholders	$—	$—	$(1.60)	$(0.91)	$(0.58)
Net asset value, end of period (x)	$24.00	$21.11	$18.66	$28.15	$21.96
Total return (%) (r)(s)(t)(x)	13.69	13.13	(29.55)	33.16	18.94
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.55	1.54	1.40	1.43	1.72
Expenses after expense reductions	1.10	1.10	1.10	1.09	1.24
Net investment income (loss)	0.67	0.50	(0.26)	(0.02)	(0.09)
Portfolio turnover rate	37	29	36	36	84
Net assets at end of period (000 omitted)	$19,599	$17,671	$20,703	$61,502	$18,688

See Notes to Financial Statements
9

MFS Global New Discovery Fund
Financial Highlights - continued
Class R1	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$18.51	$16.53	$25.33	$20.04	$17.56
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06)	$(0.08)	$(0.23)	$(0.25)	$(0.19)
Net realized and unrealized gain (loss)	2.39	2.06	(6.99)	6.45	3.25
Total from investment operations	$2.33	$1.98	$(7.22)	$6.20	$3.06
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—
From net realized gain	—	—	(1.58)	(0.91)	(0.58)
Total distributions declared to shareholders	$—	$—	$(1.58)	$(0.91)	$(0.58)
Net asset value, end of period (x)	$20.84	$18.51	$16.53	$25.33	$20.04
Total return (%) (r)(s)(t)(x)	12.59	11.98	(30.22)	31.80	17.73
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.55	2.53	2.43	2.45	2.72
Expenses after expense reductions	2.10	2.10	2.10	2.09	2.24
Net investment income (loss)	(0.34)	(0.48)	(1.13)	(1.11)	(1.08)
Portfolio turnover rate	37	29	36	36	84
Net assets at end of period (000 omitted)	$141	$130	$114	$160	$120
Class R2	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$19.89	$17.67	$26.85	$21.09	$18.36
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$(0.00)(w)	$(0.13)	$(0.14)	$(0.11)
Net realized and unrealized gain (loss)	2.58	2.22	(7.47)	6.81	3.42
Total from investment operations	$2.61	$2.22	$(7.60)	$6.67	$3.31
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—
From net realized gain	—	—	(1.58)	(0.91)	(0.58)
Total distributions declared to shareholders	$—	$—	$(1.58)	$(0.91)	$(0.58)
Net asset value, end of period (x)	$22.50	$19.89	$17.67	$26.85	$21.09
Total return (%) (r)(s)(t)(x)	13.12	12.56	(29.91)	32.47	18.33
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.05	2.04	1.94	1.95	2.22
Expenses after expense reductions	1.60	1.60	1.60	1.59	1.74
Net investment income (loss)	0.16	(0.00)	(0.61)	(0.61)	(0.58)
Portfolio turnover rate	37	29	36	36	84
Net assets at end of period (000 omitted)	$198	$179	$225	$237	$178

See Notes to Financial Statements
10

MFS Global New Discovery Fund
Financial Highlights - continued
Class R3	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$20.56	$18.22	$27.56	$21.57	$18.72
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.07	$(0.08)	$(0.09)	$(0.06)
Net realized and unrealized gain (loss)	2.66	2.27	(7.68)	6.99	3.49
Total from investment operations	$2.75	$2.34	$(7.76)	$6.90	$3.43
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—
From net realized gain	—	—	(1.58)	(0.91)	(0.58)
Total distributions declared to shareholders	$—	$—	$(1.58)	$(0.91)	$(0.58)
Net asset value, end of period (x)	$23.31	$20.56	$18.22	$27.56	$21.57
Total return (%) (r)(s)(t)(x)	13.38	12.84	(29.71)	32.82	18.63
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.80	1.76	1.68	1.70	1.97
Expenses after expense reductions	1.35	1.35	1.35	1.34	1.49
Net investment income (loss)	0.42	0.34	(0.37)	(0.35)	(0.31)
Portfolio turnover rate	37	29	36	36	84
Net assets at end of period (000 omitted)	$860	$731	$189	$294	$206
Class R4	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$21.13	$18.67	$28.15	$21.96	$19.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.08	$(0.03)	$(0.03)	$(0.02)
Net realized and unrealized gain (loss)	2.71	2.38	(7.85)	7.13	3.56
Total from investment operations	$2.89	$2.46	$(7.88)	$7.10	$3.54
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.02)	$—	$—
From net realized gain	—	—	(1.58)	(0.91)	(0.58)
Total distributions declared to shareholders	$—	$—	$(1.60)	$(0.91)	$(0.58)
Net asset value, end of period (x)	$24.02	$21.13	$18.67	$28.15	$21.96
Total return (%) (r)(s)(t)(x)	13.68	13.18	(29.53)	33.16	18.94
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.55	1.56	1.43	1.45	1.72
Expenses after expense reductions	1.10	1.10	1.10	1.09	1.24
Net investment income (loss)	0.82	0.41	(0.13)	(0.11)	(0.08)
Portfolio turnover rate	37	29	36	36	84
Net assets at end of period (000 omitted)	$208	$93	$82	$116	$87

See Notes to Financial Statements
11

MFS Global New Discovery Fund
Financial Highlights - continued
Class R6	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$21.21	$18.73	$28.24	$22.01	$19.03
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.12	$(0.01)	$(0.00)(w)	$0.01
Net realized and unrealized gain (loss)	2.76	2.36	(7.88)	7.14	3.55
Total from investment operations	$2.93	$2.48	$(7.89)	$7.14	$3.56
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.04)	$—	$—
From net realized gain	—	—	(1.58)	(0.91)	(0.58)
Total distributions declared to shareholders	$—	$—	$(1.62)	$(0.91)	$(0.58)
Net asset value, end of period (x)	$24.14	$21.21	$18.73	$28.24	$22.01
Total return (%) (r)(s)(t)(x)	13.81	13.24	(29.49)	33.27	19.01
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.45	1.43	1.33	1.37	1.62
Expenses after expense reductions	1.00	1.01	1.00	1.01	1.15
Net investment income (loss)	0.77	0.62	(0.03)	(0.01)	0.03
Portfolio turnover rate	37	29	36	36	84
Net assets at end of period (000 omitted)	$27,624	$22,034	$14,688	$20,788	$13,432
(d)	Per share data is based on average shares outstanding.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
12

MFS Global New Discovery Fund
Notes to Financial Statements
(1)  Business and Organization
MFS Global New Discovery Fund (the fund) is a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets;
13

MFS Global New Discovery Fund
Notes to Financial Statements  - continued
the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$31,827,684	$—	$—	$31,827,684
United Kingdom	2,029,557	6,578,047	—	8,607,604
Japan	886,884	5,803,215	—	6,690,099
Germany	2,965,730	1,232,872	—	4,198,602
Canada	4,172,119	—	—	4,172,119
France	3,535,733	—	—	3,535,733
Brazil	2,531,091	—	—	2,531,091
Australia	1,516,164	772,068	—	2,288,232
Switzerland	2,236,715	—	—	2,236,715
Other Countries	4,877,865	4,452,292	—	9,330,157
Mutual Funds	2,211,738	—	—	2,211,738
Total	$58,791,280	$18,838,494	$—	$77,629,774
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 8/31/23	$0
Realized gain (loss)	(747,538)
Change in unrealized appreciation or depreciation	1,010,785
Sales	(263,247)
Balance as of 8/31/24	$—
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Effective April 11, 2024, the fund entered into a Securities Lending Agency Agreement with Goldman Sachs Agency Lending replacing State Street Bank and Trust Company as the fund’s lending agent. Goldman Sachs Agency Lending loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund
14

MFS Global New Discovery Fund
Notes to Financial Statements  - continued
with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At August 31, 2024, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The fund declared no distributions for the years ended August 31, 2024 and August 31, 2023.
15

MFS Global New Discovery Fund
Notes to Financial Statements  - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 8/31/24
Cost of investments	$61,388,319
Gross appreciation	19,383,368
Gross depreciation	(3,141,913)
Net unrealized appreciation (depreciation)	$16,241,455
Undistributed ordinary income	380,717
Capital loss carryforwards	(5,037,459)
Other temporary differences	(13,161)
Total distributable earnings (loss)	$11,571,552
As of August 31, 2024, the fund had capital loss carryforwards available to offset future realized gains.  These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.  Such losses are characterized as follows:
Short-Term	$(2,769,546)
Long-Term	(2,267,913)
Total	$(5,037,459)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase.
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.975%
In excess of $1 billion and up to $2.5 billion	0.90%
In excess of $2.5 billion	0.85%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until December 31, 2024. For the year ended August 31, 2024, this management fee reduction amounted to $9,388, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended August 31, 2024 was equivalent to an annual effective rate of 0.96% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
1.35%	2.10%	2.10%	1.10%	2.10%	1.60%	1.35%	1.10%	1.01%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2025. For the year ended August 31, 2024, this reduction amounted to $314,225, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $4,106 for the year ended August 31, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
16

MFS Global New Discovery Fund
Notes to Financial Statements  - continued
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 63,524
Class B	0.75%	0.25%	1.00%	1.00%	13,019
Class C	0.75%	0.25%	1.00%	1.00%	14,300
Class R1	0.75%	0.25%	1.00%	1.00%	1,351
Class R2	0.25%	0.25%	0.50%	0.50%	920
Class R3	—	0.25%	0.25%	0.25%	1,950
Total Distribution and Service Fees					$95,064
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended August 31, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended August 31, 2024, this rebate amounted to $4 for Class C shares and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended August 31, 2024, were as follows:
Amount
Class A	$143
Class B	290
Class C	33
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended August 31, 2024, the fee was $11,532, which equated to 0.0159% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended August 31, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $55,059.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets.The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended August 31, 2024 was equivalent to an annual effective rate of 0.0286% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
17

MFS Global New Discovery Fund
Notes to Financial Statements  - continued
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class A	3	$70
8/19/2024	Redemption	Class B	3	55
8/19/2024	Redemption	Class C	3	65
8/19/2024	Redemption	Class I	3	76
At August 31, 2024, MFS held approximately 69%, 51%, and 51% of the outstanding shares of Class R1, Class R2, and Class R4, respectively.
During the year ended August 31, 2024, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $24,503. The sales transactions resulted in net realized gains (losses) of $(19,606).
(4)  Portfolio Securities
For the year ended August 31, 2024, purchases and sales of investments, other than short-term obligations, aggregated $25,969,502 and $26,946,188, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 8/31/24		Year ended 8/31/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	170,754	$3,639,915	238,781	$4,470,571
Class B	528	10,351	2	27
Class C	4,146	76,656	8,249	145,346
Class I	204,113	4,441,381	283,232	5,449,784
Class R1	38	720	160	2,720
Class R2	393	8,188	1,132	20,714
Class R3	3,509	75,708	25,873	453,360
Class R4	4,261	95,419	7,477	128,454
Class R6	291,925	6,415,734	483,983	9,930,084
	679,667	$14,764,072	1,048,889	$20,601,060
Shares reacquired
Class A	(233,260)	$(5,012,864)	(338,627)	$(6,243,871)
Class B	(23,985)	(445,420)	(23,187)	(394,481)
Class C	(26,156)	(503,690)	(52,329)	(868,786)
Class I	(224,555)	(4,931,406)	(555,645)	(10,854,907)
Class R1	(332)	(6,931)	(5)	(89)
Class R2	(598)	(12,396)	(4,901)	(91,970)
Class R3	(2,177)	(47,489)	(728)	(14,346)
Class R4	—	—	(7,477)	(150,789)
Class R6	(186,310)	(4,112,688)	(229,366)	(4,500,630)
	(697,373)	$(15,072,884)	(1,212,265)	$(23,119,869)
18

MFS Global New Discovery Fund
Notes to Financial Statements  - continued
	Year ended 8/31/24		Year ended 8/31/23
	Shares	Amount	Shares	Amount
Net change
Class A	(62,506)	$(1,372,949)	(99,846)	$(1,773,300)
Class B	(23,457)	(435,069)	(23,185)	(394,454)
Class C	(22,010)	(427,034)	(44,080)	(723,440)
Class I	(20,442)	(490,025)	(272,413)	(5,405,123)
Class R1	(294)	(6,211)	155	2,631
Class R2	(205)	(4,208)	(3,769)	(71,256)
Class R3	1,332	28,219	25,145	439,014
Class R4	4,261	95,419	—	(22,335)
Class R6	105,615	2,303,046	254,617	5,429,454
	(17,706)	$(308,812)	(163,376)	$(2,518,809)
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended August 31, 2024, the fund’s commitment fee and interest expense were $361 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,435,476	$18,009,467	$17,233,498	$(70)	$363	$2,211,738
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$130,511	$—
19

MFS Global New Discovery Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders of MFS Global New Discovery Fund and the Board of Trustees of MFS Series Trust IV
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of MFS Global New Discovery Fund (the “Fund”) (one of the funds constituting MFS Series Trust IV (the “Trust”)), including the portfolio of investments, as of August 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting MFS Series Trust IV) at August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of one or more MFS investment companies since 1993.
Boston, Massachusetts
October 16, 2024
20

MFS Global New Discovery Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2024 income tax forms in January 2025. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
Income derived from foreign sources was $998,561. The fund intends to pass through foreign tax credits of $79,956 for the fiscal year.
21

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global New Discovery Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global New Discovery Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Global New Discovery Fund.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
22

MFS Global New Discovery Fund
Board Review of Investment Advisory Agreement
MFS Global New Discovery Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2024 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2023 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2023, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 4th quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 2nd quintile for each of the one-  and three-year periods ended December 31, 2023 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
The trustees expressed concern to MFS about the substandard investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS’ efforts to improve the Fund’s performance. In addition, the Trustees requested that they receive a separate update on the Fund’s performance at each of their regular meetings. After reviewing these and related factors, the Trustees concluded, within the context
23

MFS Global New Discovery Fund
Board Review of Investment Advisory Agreement - continued
of their overall conclusions regarding the investment advisory agreement, that MFS’ responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one-year period, but that they would continue to closely monitor the performance of the Fund.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was lower than the Broadridge expense group median and the Fund’s total expense ratio was approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2024.
24

MFS Blended Research Emerging Markets Equity Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Blended Research Emerging Markets Equity Fund
Portfolio of Investments − 8/31/24
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 96.7%
Airlines – 0.5%
Copa Holdings S.A., “A”	3,778	$ 341,531
Grupo Aeroportuario del Sureste, “B”	3,985	106,829
		$448,360
Alcoholic Beverages – 1.0%
Ambev S.A.	293,900	$ 670,616
Kweichow Moutai Co. Ltd., “A”	1,400	284,703
		$955,319
Apparel Manufacturers – 0.3%
Pou Chen Corp.	217,000	$ 235,395
Automotive – 5.9%
BYD Co. Ltd.	28,500	$ 874,196
Kia Corp.	10,381	827,465
Mahindra & Mahindra Ltd.	47,397	1,589,716
Maruti Suzuki India Ltd.	7,121	1,055,727
PT Astra International Tbk	747,400	246,635
Sinotruk Hong Kong Ltd.	69,000	172,549
Yutong Bus Co. Ltd., “A”	210,100	632,238
		$5,398,526
Biotechnology – 1.0%
Hugel, Inc. (a)	4,669	$ 955,610
Brokerage & Asset Managers – 0.3%
Korea Investment Holdings Co. Ltd.	4,635	$ 254,152
Business Services – 4.4%
HCL Technologies Ltd.	14,171	$ 297,169
Infosys Ltd.	57,201	1,325,622
Tata Consultancy Services Ltd.	33,377	1,815,882
Wipro Ltd.	25,300	163,479
WNS (Holdings) Ltd. (a)	6,413	379,649
		$3,981,801
Chemicals – 0.4%
UPL Ltd.	48,075	$ 343,867
Computer Software – 0.4%
Kingsoft Corp.	117,000	$ 322,649
Computer Software - Systems – 7.0%
Asustek Computer, Inc.	11,000	$ 185,526
Hon Hai Precision Industry Co. Ltd.	331,000	1,937,234
Lenovo Group Ltd.	150,000	183,866
BRKFS-ANN
1

MFS Blended Research Emerging Markets Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – continued
Samsung Electronics Co. Ltd. (a)	72,617	$ 4,072,212
		$6,378,838
Construction – 4.4%
Anhui Conch Cement Co. Ltd.	200,500	$ 433,451
Beijing New Building Materials PLC, “A”	130,700	476,466
Beijing Roborock Technology Co. Ltd., “A”	4,166	133,255
CEMEX S.A.B. de C.V.	831,280	505,245
Midea Group Co. Ltd., “A”	56,500	516,122
Techtronic Industries Co. Ltd.	34,500	464,997
Ultratech Cement Ltd.	6,160	831,681
Zhejiang Supor Co. Ltd., “A”	52,200	366,745
Zhejiang Weixing Industrial Development Co., “A”	172,800	289,926
		$4,017,888
Consumer Products – 0.5%
AmorePacific Corp.	4,626	$ 431,788
Consumer Services – 0.7%
Trip.com Group Ltd. (a)	13,900	$ 657,808
Electrical Equipment – 0.6%
Havells India Ltd.	25,914	$ 588,624
Electronics – 13.0%
ASE Technology Holding Co. Ltd	115,000	$ 558,830
MediaTek, Inc.	25,000	983,149
Novatek Microelectronics Corp.	36,000	613,560
Realtek Semiconductor Corp.	26,000	437,718
SK Hynix, Inc.	970	126,903
Taiwan Semiconductor Manufacturing Co. Ltd.	307,000	9,166,784
		$11,886,944
Energy - Independent – 0.3%
Reliance Industries Ltd.	8,861	$ 320,107
Energy - Integrated – 4.4%
HD Hyundai Co. Ltd.	8,195	$ 497,340
MOL Hungarian Oil & Gas PLC	36,027	272,994
Oil & Natural Gas Corp. Ltd.	69,336	274,565
Petrobras	198,600	1,513,123
PetroChina Co. Ltd.	1,348,000	1,226,513
Sasol Ltd.	28,182	216,669
		$4,001,204
Engineering - Construction – 1.0%
Budimex S.A.	2,504	$ 389,119
Doosan Bobcat, Inc.	17,077	511,241
		$900,360
2

MFS Blended Research Emerging Markets Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – 2.5%
AVI Ltd.	96,594	$ 551,215
Gruma S.A.B. de C.V.	19,845	364,197
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	250,664	800,277
JBS S.A.	27,110	168,357
Orion Corp.	2,805	193,180
PT Indofood Sukses Makmur Tbk	367,700	162,973
		$2,240,199
Food & Drug Stores – 0.3%
BGF Retail Co., Ltd.	1,283	$ 113,542
BIM Birlesik Magazalar A.S.	8,078	128,336
		$241,878
Forest & Paper Products – 0.2%
PT Indah Kiat Pulp & Paper Tbk	418,300	$ 219,232
Insurance – 4.1%
China Pacific Insurance Co. Ltd.	275,600	$ 714,864
DB Insurance Co. Ltd.	11,163	976,024
Ping An Insurance Co. of China Ltd., “H”	222,500	1,059,233
Samsung Fire & Marine Insurance Co. Ltd.	3,920	1,020,833
		$3,770,954
Internet – 0.9%
MakeMyTrip Ltd. (a)	8,346	$ 802,635
Leisure & Toys – 5.7%
NetEase, Inc.	48,000	$ 774,467
NetEase, Inc., ADR	2,756	221,693
Tencent Holdings Ltd.	87,500	4,229,052
		$5,225,212
Major Banks – 2.4%
Bandhan Bank Ltd.	195,482	$ 468,099
China CITIC Bank Corp. Ltd., “H”	538,000	310,600
National Bank of Greece S.A	115,296	1,005,303
Nedbank Group Ltd.	26,972	448,844
		$2,232,846
Medical & Health Technology & Services – 0.3%
OdontoPrev S.A.	143,600	$ 286,897
Medical Equipment – 0.2%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., “A”	5,500	$ 194,605
Metals & Mining – 4.0%
Alrosa PJSC (a)(u)	143,843	$ 0
Aluminum Corp. of China Ltd.	464,000	290,974
China Hongqiao Group Ltd.	189,500	261,118
Hindalco Industries Ltd.	69,435	582,529
Industries Qatar Q.P.S.C.	224,172	794,238
Jiangxi Copper Co. Ltd., “H”	292,700	495,368
Kumba Iron Ore Ltd.	12,060	238,714
3

MFS Blended Research Emerging Markets Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Metals & Mining – continued
Vale S.A.	94,400	$ 997,942
		$3,660,883
Natural Gas - Distribution – 0.5%
China Resources Gas Group Ltd.	68,900	$ 232,824
GAIL (India) Ltd.	81,840	232,671
		$465,495
Network & Telecom – 0.1%
Accton Technology Corp.	8,000	$ 128,094
Other Banks & Diversified Financials – 14.8%
Akbank T.A.S.	119,016	$ 204,303
Bangkok Bank Public Co. Ltd.	119,100	496,177
Bank Negara Indonesia PT	1,925,600	666,578
Bank Polska Kasa Opieki S.A.	4,739	193,834
BNK Financial Group, Inc.	48,560	371,608
China Construction Bank Corp. (a)	2,675,000	1,888,150
China Merchants Bank Co. Ltd.	258,500	1,068,138
Chongqing Rural Commercial Bank Co. Ltd., “H”	387,000	188,592
Credicorp Ltd.	3,637	648,659
Emirates NBD Bank PJSC	224,967	1,206,651
Hana Financial Group, Inc.	4,380	204,449
HDFC Bank Ltd.	10,215	199,758
IndusInd Bank Ltd.	51,647	879,579
Kasikornbank Co. Ltd.	177,000	747,850
KB Financial Group, Inc.	20,401	1,316,900
Kotak Mahindra Bank Ltd.	37,148	790,516
Power Finance Corp. Ltd.	76,508	504,711
PT Bank Mandiri Tbk	1,898,600	875,285
REC Ltd.	52,621	391,529
Sberbank of Russia PJSC (a)(u)	177,552	0
Shriram Transport Finance Co. Ltd.	6,221	238,315
Turkiye Is Bankasi A.S., “C”	475,200	185,169
Yapi Kredi	282,808	259,780
		$13,526,531
Pharmaceuticals – 2.8%
Dr. Reddy's Laboratories Ltd.	2,773	$ 232,474
Gedeon Richter PLC	16,973	515,337
Lupin Ltd	17,619	471,494
Sinopharm Group Co. Ltd., “H”	84,000	195,840
Sun Pharmaceutical Industries Ltd.	51,534	1,120,950
		$2,536,095
Railroad & Shipping – 0.2%
Evergreen Marine Corp. (Taiwan) Ltd.	33,000	$ 194,937
Real Estate – 1.2%
Emaar Properties PJSC	493,086	$ 1,133,084
Restaurants – 0.3%
Jollibee Foods Corp.	50,010	$ 231,391
4

MFS Blended Research Emerging Markets Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 4.6%
Alibaba Group Holding Ltd.	156,100	$ 1,632,446
Cencosud S.A.	87,717	177,600
JD.com, Inc., “A”	12,278	165,732
Meituan, “B” (a)	27,960	421,088
PDD Holdings, Inc., ADR (a)	9,563	919,100
Walmart de Mexico S.A.B. de C.V.	265,096	844,920
		$4,160,886
Telecommunications - Wireless – 2.3%
Etihad Etisalat Co.	74,222	$ 998,831
MTN Group Ltd.	22,360	111,444
PT Telekom Indonesia	4,123,700	814,352
Turkcell Iletisim Hizmetleri A.S.	46,684	135,053
		$2,059,680
Telephone Services – 1.1%
Hellenic Telecommunications Organization S.A.	60,212	$ 975,745
Tobacco – 0.3%
ITC Ltd.	39,360	$ 236,082
Transportation - Services – 0.4%
Salik Co. PJSC	332,701	$ 333,349
Utilities - Electric Power – 1.4%
Korea Electric Power Corp. (a)	22,381	$ 363,157
Power Grid Corp. of India Ltd.	229,771	926,341
		$1,289,498
Total Common Stocks (Identified Cost, $73,698,596)		$88,225,448
Preferred Stocks – 2.0%
Computer Software - Systems – 0.6%
Samsung Electronics Co. Ltd.	11,628	$ 524,333
Metals & Mining – 0.6%
Gerdau S.A.	182,492	$ 592,554
Specialty Stores – 0.3%
Raizen S.A.	479,550	$ 273,131
Utilities - Electric Power – 0.5%
Companhia Energetica de Minas Gerais	209,160	$ 431,610
Total Preferred Stocks (Identified Cost, $1,824,189)		$1,821,628
Investment Companies (h) – 1.6%
Money Market Funds – 1.6%
MFS Institutional Money Market Portfolio, 5.35% (v) (Identified Cost, $1,447,681)	1,447,591	$ 1,448,025
Other Assets, Less Liabilities – (0.3)%		(265,755)
Net Assets – 100.0%		$91,229,346
5

MFS Blended Research Emerging Markets Equity Fund
Portfolio of Investments – continued
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,448,025 and $90,047,076, respectively.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See Notes to Financial Statements
6

MFS Blended Research Emerging Markets Equity Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 8/31/24 Assets
Investments in unaffiliated issuers, at value (identified cost, $75,522,785)	$90,047,076
Investments in affiliated issuers, at value (identified cost, $1,447,681)	1,448,025
Foreign currency, at value (identified cost, $29,374)	29,312
Receivables for
Investments sold	193,884
Fund shares sold	66,909
Dividends	200,049
Receivable from investment adviser	27,081
Other assets	93
Total assets	$92,012,429
Liabilities
Payables for
Fund shares reacquired	$15,193
Payable to affiliates
Administrative services fee	191
Shareholder servicing costs	10,055
Distribution and service fees	148
Payable for independent Trustees' compensation	12
Deferred foreign capital gains tax expense payable	552,629
Payable for custodian fee	82,807
Payable for audit and tax fees	112,801
Accrued expenses and other liabilities	9,247
Total liabilities	$783,083
Net assets	$91,229,346
Net assets consist of
Paid-in capital	$80,428,038
Total distributable earnings (loss)	10,801,308
Net assets	$91,229,346
Shares of beneficial interest outstanding	6,417,940
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$5,202,284	366,773	$14.18
Class B	285,578	20,405	14.00
Class C	127,160	9,065	14.03
Class I	33,802,591	2,382,347	14.19
Class R1	85,278	6,065	14.06
Class R2	87,601	6,198	14.13
Class R3	133,960	9,450	14.18
Class R4	141,304	9,935	14.22
Class R6	51,363,590	3,607,702	14.24
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $15.05 [100 / 94.25 x $14.18]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
7

MFS Blended Research Emerging Markets Equity Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 8/31/24 Net investment income (loss)
Income
Dividends	$2,630,348
Dividends from affiliated issuers	48,774
Other	10,368
Foreign taxes withheld	(281,703)
Total investment income	$2,407,787
Expenses
Management fee	$479,945
Distribution and service fees	15,899
Shareholder servicing costs	41,097
Administrative services fee	19,585
Independent Trustees' compensation	3,301
Custodian fee	200,568
Shareholder communications	11,441
Audit and tax fees	134,715
Legal fees	344
Registration fees	138,302
Miscellaneous	35,306
Total expenses	$1,080,503
Reduction of expenses by investment adviser and distributor	(455,922)
Net expenses	$624,581
Net investment income (loss)	$1,783,206
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (includes $157,840 foreign capital gains tax)	$(740,990)
Affiliated issuers	2,051
Foreign currency	(46,497)
Net realized gain (loss)	$(785,436)
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $492,603 increase in deferred foreign capital gains tax)	$10,635,098
Affiliated issuers	292
Translation of assets and liabilities in foreign currencies	(3,855)
Net unrealized gain (loss)	$10,631,535
Net realized and unrealized gain (loss)	$9,846,099
Change in net assets from operations	$11,629,305
See Notes to Financial Statements
8

MFS Blended Research Emerging Markets Equity Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	8/31/24	8/31/23
Change in net assets
From operations
Net investment income (loss)	$1,783,206	$1,339,722
Net realized gain (loss)	(785,436)	(2,169,465)
Net unrealized gain (loss)	10,631,535	3,203,116
Change in net assets from operations	$11,629,305	$2,373,373
Total distributions to shareholders	$(1,650,757)	$(1,376,015)
Change in net assets from fund share transactions	$32,953,381	$7,306,790
Total change in net assets	$42,931,929	$8,304,148
Net assets
At beginning of period	48,297,417	39,993,269
At end of period	$91,229,346	$48,297,417
See Notes to Financial Statements
9

MFS Blended Research Emerging Markets Equity Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$12.24	$12.11	$15.96	$12.97	$12.12
Income (loss) from investment operations
Net investment income (loss) (d)	$0.32	$0.32	$0.37	$0.23	$0.24
Net realized and unrealized gain (loss)	1.92	0.12	(3.70)	2.96	0.81
Total from investment operations	$2.24	$0.44	$(3.33)	$3.19	$1.05
Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.31)	$(0.25)	$(0.20)	$(0.20)
From net realized gain	—	—	(0.27)	—	—
Total distributions declared to shareholders	$(0.30)	$(0.31)	$(0.52)	$(0.20)	$(0.20)
Net asset value, end of period (x)	$14.18	$12.24	$12.11	$15.96	$12.97
Total return (%) (r)(s)(t)(x)	18.72	3.79	(21.42)	24.78	8.63
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.97	2.44	1.94	1.82	2.39
Expenses after expense reductions	1.24	1.24	1.24	1.24	1.24
Net investment income (loss)	2.46	2.69	2.62	1.50	1.98
Portfolio turnover rate	58	63	58	60	63
Net assets at end of period (000 omitted)	$5,202	$4,331	$4,797	$7,869	$5,702
Class B	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$12.09	$11.96	$15.75	$12.81	$11.99
Income (loss) from investment operations
Net investment income (loss) (d)	$0.21	$0.23	$0.28	$0.11	$0.15
Net realized and unrealized gain (loss)	1.91	0.13	(3.67)	2.93	0.80
Total from investment operations	$2.12	$0.36	$(3.39)	$3.04	$0.95
Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.23)	$(0.13)	$(0.10)	$(0.13)
From net realized gain	—	—	(0.27)	—	—
Total distributions declared to shareholders	$(0.21)	$(0.23)	$(0.40)	$(0.10)	$(0.13)
Net asset value, end of period (x)	$14.00	$12.09	$11.96	$15.75	$12.81
Total return (%) (r)(s)(t)(x)	17.80	3.07	(21.98)	23.77	7.88
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.73	3.18	2.71	2.58	3.19
Expenses after expense reductions	1.99	1.99	1.99	1.99	1.99
Net investment income (loss)	1.66	1.96	2.02	0.72	1.22
Portfolio turnover rate	58	63	58	60	63
Net assets at end of period (000 omitted)	$286	$256	$276	$403	$312

See Notes to Financial Statements
10

MFS Blended Research Emerging Markets Equity Fund
Financial Highlights - continued
Class C	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$12.11	$11.95	$15.72	$12.78	$11.95
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.23	$0.26	$0.11	$0.15
Net realized and unrealized gain (loss)	1.92	0.13	(3.65)	2.93	0.78
Total from investment operations	$2.12	$0.36	$(3.39)	$3.04	$0.93
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.20)	$(0.11)	$(0.10)	$(0.10)
From net realized gain	—	—	(0.27)	—	—
Total distributions declared to shareholders	$(0.20)	$(0.20)	$(0.38)	$(0.10)	$(0.10)
Net asset value, end of period (x)	$14.03	$12.11	$11.95	$15.72	$12.78
Total return (%) (r)(s)(t)(x)	17.79	3.08	(22.02)	23.87	7.78
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.74	3.18	2.69	2.58	3.19
Expenses after expense reductions	1.99	1.99	1.99	1.99	1.99
Net investment income (loss)	1.55	1.95	1.85	0.72	1.22
Portfolio turnover rate	58	63	58	60	63
Net assets at end of period (000 omitted)	$127	$177	$224	$410	$344
Class I	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$12.26	$12.14	$16.00	$13.00	$12.16
Income (loss) from investment operations
Net investment income (loss) (d)	$0.35	$0.36	$0.39	$0.28	$0.29
Net realized and unrealized gain (loss)	1.92	0.12	(3.69)	2.96	0.80
Total from investment operations	$2.27	$0.48	$(3.30)	$3.24	$1.09
Less distributions declared to shareholders
From net investment income	$(0.34)	$(0.36)	$(0.29)	$(0.24)	$(0.25)
From net realized gain	—	—	(0.27)	—	—
Total distributions declared to shareholders	$(0.34)	$(0.36)	$(0.56)	$(0.24)	$(0.25)
Net asset value, end of period (x)	$14.19	$12.26	$12.14	$16.00	$13.00
Total return (%) (r)(s)(t)(x)	19.00	4.06	(21.21)	25.10	8.89
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.71	2.19	1.67	1.57	1.91
Expenses after expense reductions	0.99	0.99	0.99	0.99	0.99
Net investment income (loss)	2.72	2.98	2.77	1.83	2.46
Portfolio turnover rate	58	63	58	60	63
Net assets at end of period (000 omitted)	$33,803	$20,793	$17,811	$33,247	$21,273

See Notes to Financial Statements
11

MFS Blended Research Emerging Markets Equity Fund
Financial Highlights - continued
Class R1	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$12.15	$12.03	$15.84	$12.84	$12.01
Income (loss) from investment operations
Net investment income (loss) (d)	$0.31	$0.32	$0.39	$0.17	$0.15
Net realized and unrealized gain (loss)	1.91	0.12	(3.70)	2.94	0.80
Total from investment operations	$2.22	$0.44	$(3.31)	$3.11	$0.95
Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.32)	$(0.23)	$(0.11)	$(0.12)
From net realized gain	—	—	(0.27)	—	—
Total distributions declared to shareholders	$(0.31)	$(0.32)	$(0.50)	$(0.11)	$(0.12)
Net asset value, end of period (x)	$14.06	$12.15	$12.03	$15.84	$12.84
Total return (%) (r)(s)(t)(x)	18.67	3.82	(21.43)	24.32	7.84
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.98	2.44	1.96	2.18	3.14
Expenses after expense reductions	1.24	1.24	1.24	1.59	1.99
Net investment income (loss)	2.42	2.72	2.82	1.11	1.25
Portfolio turnover rate	58	63	58	60	63
Net assets at end of period (000 omitted)	$85	$72	$69	$88	$71
Class R2	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$12.21	$12.08	$15.93	$12.95	$12.11
Income (loss) from investment operations
Net investment income (loss) (d)	$0.28	$0.30	$0.36	$0.18	$0.21
Net realized and unrealized gain (loss)	1.91	0.12	(3.73)	2.97	0.81
Total from investment operations	$2.19	$0.42	$(3.37)	$3.15	$1.02
Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.29)	$(0.21)	$(0.17)	$(0.18)
From net realized gain	—	—	(0.27)	—	—
Total distributions declared to shareholders	$(0.27)	$(0.29)	$(0.48)	$(0.17)	$(0.18)
Net asset value, end of period (x)	$14.13	$12.21	$12.08	$15.93	$12.95
Total return (%) (r)(s)(t)(x)	18.35	3.61	(21.67)	24.47	8.35
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.23	2.69	2.22	2.08	2.64
Expenses after expense reductions	1.49	1.49	1.49	1.49	1.49
Net investment income (loss)	2.18	2.48	2.57	1.21	1.75
Portfolio turnover rate	58	63	58	60	63
Net assets at end of period (000 omitted)	$88	$73	$71	$90	$73

See Notes to Financial Statements
12

MFS Blended Research Emerging Markets Equity Fund
Financial Highlights - continued
Class R3	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$12.24	$12.12	$15.98	$12.98	$12.14
Income (loss) from investment operations
Net investment income (loss) (d)	$0.32	$0.32	$0.41	$0.23	$0.21
Net realized and unrealized gain (loss)	1.92	0.13	(3.75)	2.97	0.83
Total from investment operations	$2.24	$0.45	$(3.34)	$3.20	$1.04
Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.33)	$(0.25)	$(0.20)	$(0.20)
From net realized gain	—	—	(0.27)	—	—
Total distributions declared to shareholders	$(0.30)	$(0.33)	$(0.52)	$(0.20)	$(0.20)
Net asset value, end of period (x)	$14.18	$12.24	$12.12	$15.98	$12.98
Total return (%) (r)(s)(t)(x)	18.76	3.83	(21.45)	24.80	8.52
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.98	2.43	1.99	1.82	2.43
Expenses after expense reductions	1.24	1.24	1.24	1.24	1.24
Net investment income (loss)	2.46	2.68	2.96	1.50	1.71
Portfolio turnover rate	58	63	58	60	63
Net assets at end of period (000 omitted)	$134	$119	$118	$107	$81
Class R4	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$12.28	$12.16	$16.03	$13.02	$12.17
Income (loss) from investment operations
Net investment income (loss) (d)	$0.34	$0.36	$0.43	$0.26	$0.28
Net realized and unrealized gain (loss)	1.94	0.12	(3.74)	2.98	0.81
Total from investment operations	$2.28	$0.48	$(3.31)	$3.24	$1.09
Less distributions declared to shareholders
From net investment income	$(0.34)	$(0.36)	$(0.29)	$(0.23)	$(0.24)
From net realized gain	—	—	(0.27)	—	—
Total distributions declared to shareholders	$(0.34)	$(0.36)	$(0.56)	$(0.23)	$(0.24)
Net asset value, end of period (x)	$14.22	$12.28	$12.16	$16.03	$13.02
Total return (%) (r)(s)(t)(x)	19.01	4.05	(21.24)	25.10	8.90
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.73	2.19	1.72	1.58	2.14
Expenses after expense reductions	0.99	0.99	0.99	0.99	0.99
Net investment income (loss)	2.66	2.97	3.12	1.70	2.25
Portfolio turnover rate	58	63	58	60	63
Net assets at end of period (000 omitted)	$141	$113	$104	$118	$97

See Notes to Financial Statements
13

MFS Blended Research Emerging Markets Equity Fund
Financial Highlights - continued
Class R6	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$12.30	$12.17	$16.04	$13.03	$12.19
Income (loss) from investment operations
Net investment income (loss) (d)	$0.38	$0.37	$0.45	$0.27	$0.29
Net realized and unrealized gain (loss)	1.91	0.13	(3.75)	2.98	0.81
Total from investment operations	$2.29	$0.50	$(3.30)	$3.25	$1.10
Less distributions declared to shareholders
From net investment income	$(0.35)	$(0.37)	$(0.30)	$(0.24)	$(0.26)
From net realized gain	—	—	(0.27)	—	—
Total distributions declared to shareholders	$(0.35)	$(0.37)	$(0.57)	$(0.24)	$(0.26)
Net asset value, end of period (x)	$14.24	$12.30	$12.17	$16.04	$13.03
Total return (%) (r)(s)(t)(x)	19.11	4.24	(21.18)	25.17	8.91
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.60	2.08	1.64	1.51	2.05
Expenses after expense reductions	0.90	0.88	0.90	0.93	0.92
Net investment income (loss)	2.92	3.08	3.23	1.79	2.36
Portfolio turnover rate	58	63	58	60	63
Net assets at end of period (000 omitted)	$51,364	$22,363	$16,523	$17,855	$14,422
(d)	Per share data is based on average shares outstanding.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
14

MFS Blended Research Emerging Markets Equity Fund
Notes to Financial Statements
(1)  Business and Organization
MFS Blended Research Emerging Markets Equity Fund (the fund) is a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after
15

MFS Blended Research Emerging Markets Equity Fund
Notes to Financial Statements  - continued
foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$4,975,201	$17,659,447	$—	$22,634,648
India	2,740,380	14,323,391	—	17,063,771
Taiwan	—	14,441,227	—	14,441,227
South Korea	193,180	12,567,557	—	12,760,737
Brazil	4,934,230	—	—	4,934,230
Indonesia	2,170,703	814,352	—	2,985,055
United Arab Emirates	2,673,084	—	—	2,673,084
Greece	975,745	1,005,303	—	1,981,048
Mexico	1,821,191	—	—	1,821,191
Other Countries	6,359,588	2,392,497	0	8,752,085
Mutual Funds	1,448,025	—	—	1,448,025
Total	$28,291,327	$63,203,774	$0	$91,495,101
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 8/31/23	$0
Realized gain (loss)	(696,176)
Change in unrealized appreciation or depreciation	1,020,284
Sales	(324,108)
Balance as of 8/31/24	$0
The net change in unrealized appreciation or depreciation from investments held as level 3 at August 31, 2024 is $0. At August 31, 2024, the fund held two level 3 securities.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
16

MFS Blended Research Emerging Markets Equity Fund
Notes to Financial Statements  - continued
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies and wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 8/31/24	Year ended 8/31/23
Ordinary income (including any short-term capital gains)	$1,650,757	$1,376,015
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 8/31/24
Cost of investments	$79,796,818
Gross appreciation	15,642,360
Gross depreciation	(3,944,077)
Net unrealized appreciation (depreciation)	$11,698,283
Undistributed ordinary income	1,979,670
Capital loss carryforwards	(2,309,813)
Other temporary differences	(566,832)
Total distributable earnings (loss)	$10,801,308
As of August 31, 2024, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
17

MFS Blended Research Emerging Markets Equity Fund
Notes to Financial Statements  - continued
Short-Term	$(1,149,000)
Long-Term	(1,160,813)
Total	$(2,309,813)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 8/31/24	Year ended 8/31/23
Class A	$94,501	$106,681
Class B	4,264	5,263
Class C	2,774	3,158
Class I	884,602	588,416
Class R1	1,808	1,867
Class R2	1,652	1,716
Class R3	2,831	3,244
Class R4	3,131	3,041
Class R6	655,194	662,629
Total	$1,650,757	$1,376,015
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.70%
In excess of $2.5 billion	0.675%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until December 31, 2024. For the year ended August 31, 2024, this management fee reduction amounted to $8,314, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended August 31, 2024 was equivalent to an annual effective rate of 0.74% of the fund's average daily net assets.
For the period from September 1, 2023 through July 31, 2024, the investment adviser had agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses did not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
1.24%	1.99%	1.99%	0.99%	1.99%	1.49%	1.24%	0.99%	0.95%
This written agreement terminated on July 31, 2024. For the period from September 1, 2023 through July 31, 2024, this reduction amounted to $417,799, which is included in the reduction of total expenses in the Statement of Operations.
18

MFS Blended Research Emerging Markets Equity Fund
Notes to Financial Statements  - continued
Effective August 1, 2024, the investment adviser has agreed in writing to pay a portion of the fund's total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class's average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
1.24%	1.99%	1.99%	0.99%	1.99%	1.49%	1.24%	0.99%	0.93%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2025. For the period from August 1, 2024 through August 31, 2024, this reduction amounted to $29,808, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $559 for the year ended August 31, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 10,710
Class B	0.75%	0.25%	1.00%	1.00%	2,621
Class C	0.75%	0.25%	1.00%	1.00%	1,664
Class R1	0.75%	0.25%	1.00%	0.25%	192
Class R2	0.25%	0.25%	0.50%	0.50%	392
Class R3	—	0.25%	0.25%	0.25%	320
Total Distribution and Service Fees					$15,899
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended August 31, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended August 31, 2024, this rebate amounted to $1 for Class A shares and is included in the reduction of total expenses in the Statement of Operations. For the year ended August 31, 2024, the 0.75% distribution fee was not imposed for Class R1 shares due to the sales charge limitations contained in Financial Industry Regulatory Authority (“FINRA”) Rule 2341.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended August 31, 2024, were as follows:
Amount
Class A	$4
Class B	23
Class C	9
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended August 31, 2024, the fee was $4,869, which equated to 0.0076% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for
19

MFS Blended Research Emerging Markets Equity Fund
Notes to Financial Statements  - continued
out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended August 31, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $36,228.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets.The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended August 31, 2024 was equivalent to an annual effective rate of 0.0306% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class A	2	$35
8/19/2024	Redemption	Class I	2	35
At August 31, 2024, MFS held approximately 65%, 99%, 66%, and 64% of the outstanding shares of Class C, Class R2, Class R3, and Class R4, respectively, and 100% of the outstanding shares of Class R1.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended August 31, 2024, this reimbursement amounted to $10,313, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the year ended August 31, 2024, purchases and sales of investments, other than short-term obligations, aggregated $67,750,672 and $36,082,265, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 8/31/24		Year ended 8/31/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	409,670	$5,292,033	254,491	$2,936,773
Class B	—	—	1	18
Class C	463	5,822	278	3,296
Class I	1,293,769	16,112,397	752,072	8,828,285
Class R2	51	720	—	—
Class R3	1,762	22,533	2,187	26,166
Class R4	903	11,948	967	11,732
Class R6	2,091,051	28,882,284	856,276	9,864,592
	3,797,669	$50,327,737	1,866,272	$21,670,862
20

MFS Blended Research Emerging Markets Equity Fund
Notes to Financial Statements  - continued
	Year ended 8/31/24		Year ended 8/31/23
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	7,797	$94,501	9,110	$106,681
Class B	355	4,264	453	5,263
Class C	230	2,774	271	3,158
Class I	71,550	865,756	48,565	568,699
Class R1	151	1,808	161	1,867
Class R2	137	1,652	147	1,716
Class R3	234	2,831	277	3,244
Class R4	258	3,131	259	3,041
Class R6	53,970	655,194	56,442	662,629
	134,682	$1,631,911	115,685	$1,356,298
Shares reacquired
Class A	(404,464)	$(5,199,595)	(305,998)	$(3,486,786)
Class B	(1,145)	(14,079)	(2,332)	(28,723)
Class C	(6,227)	(82,253)	(4,704)	(53,640)
Class I	(678,798)	(8,839,845)	(572,358)	(6,765,097)
Class R3	(2,293)	(30,338)	(2,475)	(30,137)
Class R4	(421)	(5,095)	(602)	(7,037)
Class R6	(355,166)	(4,835,062)	(451,996)	(5,348,950)
	(1,448,514)	$(19,006,267)	(1,340,465)	$(15,720,370)
Net change
Class A	13,003	$186,939	(42,397)	$(443,332)
Class B	(790)	(9,815)	(1,878)	(23,442)
Class C	(5,534)	(73,657)	(4,155)	(47,186)
Class I	686,521	8,138,308	228,279	2,631,887
Class R1	151	1,808	161	1,867
Class R2	188	2,372	147	1,716
Class R3	(297)	(4,974)	(11)	(727)
Class R4	740	9,984	624	7,736
Class R6	1,789,855	24,702,416	460,722	5,178,271
	2,483,837	$32,953,381	641,492	$7,306,790
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control.  At the end of the period, the MFS Lifetime 2050 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2055 Fund, and the MFS Lifetime 2060 Fund were the owners of record of approximately 6%, 5%, 5%, 4%, and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2035 Fund and the MFS Lifetime 2065 Fund was the owner of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured
21

MFS Blended Research Emerging Markets Equity Fund
Notes to Financial Statements  - continued
uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended August 31, 2024, the fund’s commitment fee and interest expense were $302 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$519,794	$55,323,216	$54,397,328	$2,051	$292	$1,448,025
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$48,774	$—
(8)  Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Additionally, since there is no assurance on collectability of dividends declared by certain Russian issuers, all such dividends, related receivables, and/or currency denominated in Rubles, if applicable, have been valued at $0. Management continues to monitor these events and to evaluate the related impacts on fund performance.
22

MFS Blended Research Emerging Markets Equity Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders of MFS Blended Research Emerging Markets Equity Fund and the Board of Trustees of MFS Series Trust IV
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of MFS Blended Research Emerging Markets Equity Fund (the “Fund”) (one of the funds constituting MFS Series Trust IV (the “Trust”)), including the portfolio of investments, as of August 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting MFS Series Trust IV) at August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of one or more MFS investment companies since 1993.
Boston, Massachusetts
October 16, 2024
23

MFS Blended Research Emerging Markets Equity Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2024 income tax forms in January 2025. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
Income derived from foreign sources was $2,636,933. The fund intends to pass through foreign tax credits of $426,010 for the fiscal year.
24

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Blended Research Emerging Markets Equity Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Blended Research Emerging Markets Equity Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Blended Research Emerging Markets Equity Fund.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
25

MFS Blended Research Emerging Markets Equity Fund
Board Review of Investment Advisory Agreement
MFS Blended Research Emerging Markets Equity Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2024 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2023 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2023, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 3rd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 4th quintile for the one-year period and the 2nd quintile for the three-year period ended December 31, 2023 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
26

MFS Blended Research Emerging Markets Equity Fund
Board Review of Investment Advisory Agreement - continued
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was lower than the Broadridge expense group median and the Fund’s total expense ratio was approximately at the Broadridge expense group median. The Trustees also noted that MFS has agreed to further reduce the expense limitation applicable to the Fund’s Class R6 shares effective August 1, 2024, which may not be changed without the Trustees’ approval.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
27

MFS Blended Research Emerging Markets Equity Fund
Board Review of Investment Advisory Agreement - continued
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2024.
28

MFS Blended Research International Equity Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Blended Research International Equity Fund
Portfolio of Investments − 8/31/24
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.6%
Aerospace & Defense – 0.8%
Rolls-Royce Holdings PLC (a)	916,262	$ 5,999,230
Airlines – 0.1%
Air Canada (a)	60,041	$ 687,889
Alcoholic Beverages – 1.3%
Ambev S.A.	2,025,200	$ 4,621,061
Kirin Holdings Co. Ltd.	303,700	4,591,292
		$9,212,353
Apparel Manufacturers – 0.8%
Adidas AG	7,684	$ 1,965,556
Compagnie Financiere Richemont S.A.	13,709	2,162,568
Pandora A/S	8,121	1,426,070
		$5,554,194
Automotive – 2.9%
BYD Co. Ltd.	64,000	$ 1,963,107
Compagnie Generale des Etablissements Michelin	227,495	8,929,804
Kia Corp.	20,950	1,669,916
Mahindra & Mahindra Ltd.	67,122	2,251,301
Maruti Suzuki India Ltd.	27,365	4,057,010
Toyota Motor Corp.	108,200	2,063,882
		$20,935,020
Biotechnology – 0.3%
Hugel, Inc. (a)	10,335	$ 2,115,278
Brokerage & Asset Managers – 3.7%
Barclays PLC	1,974,218	$ 5,977,517
Brookfield Corp.	164,810	8,291,558
Euronext N.V.	55,743	5,952,328
iA Financial Corp., Inc.	27,096	2,082,591
IG Group Holdings PLC	190,870	2,436,507
Pinnacle Investment Management Group Ltd.	149,747	1,772,721
		$26,513,222
Business Services – 3.0%
CGI, Inc. (a)	32,237	$ 3,631,910
Colliers International Group, Inc.	24,792	3,577,193
Serco Group PLC	1,238,910	2,858,280
Tata Consultancy Services Ltd.	203,489	11,070,856
		$21,138,239
Chemicals – 0.8%
Nutrien Ltd.	112,117	$ 5,430,102
BRXFS-ANN

MFS Blended Research International Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 1.7%
Check Point Software Technologies Ltd. (a)	37,132	$ 7,147,910
Constellation Software, Inc.	1,559	5,090,844
		$12,238,754
Computer Software - Systems – 4.6%
Hitachi Ltd.	319,300	$ 7,833,827
Hon Hai Precision Industry Co. Ltd.	1,594,000	9,329,156
NEC Corp.	60,300	5,366,511
Samsung Electronics Co. Ltd. (a)	186,476	10,457,189
		$32,986,683
Construction – 3.2%
Anhui Conch Cement Co. Ltd.	545,500	$ 1,179,290
CEMEX S.A.B. de C.V.	3,051,172	1,854,477
Compagnie de Saint-Gobain S.A.	117,417	10,264,009
Heidelberg Materials AG	39,597	4,187,088
James Hardie Industries PLC, GDR (a)	31,643	1,188,887
Midea Group Co. Ltd., “A”	163,200	1,490,816
Techtronic Industries Co. Ltd.	195,000	2,628,241
		$22,792,808
Consumer Products – 1.0%
AmorePacific Corp.	21,840	$ 2,038,533
Kao Corp.	114,600	5,148,842
		$7,187,375
Consumer Services – 0.2%
REA Group Ltd.	10,749	$ 1,603,813
Containers – 0.9%
Brambles Ltd.	510,920	$ 6,323,836
Electrical Equipment – 2.4%
Mitsubishi Electric Corp.	571,400	$ 9,540,922
Schneider Electric SE	28,562	7,252,188
		$16,793,110
Electronics – 6.7%
ASML Holding N.V.	13,101	$ 11,848,980
Hoya Corp.	20,800	2,960,333
MediaTek, Inc.	60,000	2,359,557
Novatek Microelectronics Corp.	132,000	2,249,721
NXP Semiconductors N.V.	14,855	3,808,228
Renesas Electronics Corp.	92,700	1,616,433
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	119,109	20,451,015
Tokyo Electron Ltd.	13,400	2,400,548
		$47,694,815
Energy - Independent – 0.2%
ARC Resources Ltd.	77,478	$ 1,433,830

MFS Blended Research International Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Integrated – 5.6%
Cenovus Energy, Inc.	105,524	$ 1,956,773
Eni S.p.A.	558,132	9,091,099
Harbour Energy PLC	947,876	3,725,821
PetroChina Co. Ltd.	7,014,000	6,381,874
Petroleo Brasileiro S.A., ADR	354,855	5,404,442
Suncor Energy, Inc.	113,930	4,620,943
TotalEnergies SE	121,385	8,379,645
		$39,560,597
Engineering - Construction – 0.7%
Doosan Bobcat, Inc.	111,345	$ 3,333,377
Marie S.p.A.	200,634	1,740,979
		$5,074,356
Food & Beverages – 1.6%
AVI Ltd.	387,113	$ 2,209,065
Gruma S.A.B. de C.V.	154,965	2,843,927
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	628,000	2,004,972
Nestle S.A.	19,199	2,055,753
WH Group Ltd.	3,230,500	2,348,179
		$11,461,896
Food & Drug Stores – 2.3%
Loblaw Cos. Ltd.	30,412	$ 3,969,029
Sugi Holdings Co. Ltd.	129,600	2,248,095
Tesco PLC	2,133,146	9,949,487
		$16,166,611
Gaming & Lodging – 1.4%
Aristocrat Leisure Ltd.	142,621	$ 5,302,406
Whitbread PLC	123,310	4,698,152
		$10,000,558
General Merchandise – 1.0%
Dollarama, Inc.	67,263	$ 6,812,896
Insurance – 4.5%
Beazley PLC	207,580	$ 2,054,132
China Pacific Insurance Co. Ltd.	2,036,800	5,283,146
DB Insurance Co. Ltd.	46,981	4,107,731
Manulife Financial Corp.	198,487	5,480,430
Ping An Insurance Co. of China Ltd., “H”	1,232,500	5,867,437
Samsung Fire & Marine Insurance Co. Ltd.	19,711	5,133,069
Tokio Marine Holding, Inc.	101,900	3,890,064
		$31,816,009
Internet – 0.3%
Scout24 AG	27,713	$ 2,116,806

MFS Blended Research International Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 3.2%
NetEase, Inc., ADR	50,577	$ 4,068,414
Sankyo Co. Ltd.	549,300	7,928,996
Tencent Holdings Ltd.	224,200	10,836,041
		$22,833,451
Machinery & Tools – 1.3%
Finning International, Inc.	143,559	$ 4,261,017
GEA Group AG	107,994	5,061,566
		$9,322,583
Major Banks – 10.1%
ABN AMRO Group N.V., GDR	405,518	$ 6,943,540
Banco Santander S.A.	898,375	4,464,814
BNP Paribas S.A.	120,470	8,333,624
Danske Bank A.S.	187,298	5,845,343
DBS Group Holdings Ltd.	368,280	10,275,094
Erste Group Bank AG	82,828	4,562,219
Mizuho Financial Group, Inc.	90,400	1,879,300
National Bank of Greece S.A	503,869	4,393,399
NatWest Group PLC	665,761	3,026,455
Toronto-Dominion Bank	38,868	2,328,936
UBS Group AG	374,272	11,462,029
UniCredit S.p.A.	191,421	7,954,531
		$71,469,284
Medical Equipment – 1.5%
ConvaTec Group PLC	1,230,687	$ 3,877,480
Demant A.S. (a)	70,991	3,014,472
Fisher & Paykel Healthcare Corp. Ltd.	163,958	3,648,941
		$10,540,893
Metals & Mining – 3.9%
Fortescue Ltd.	194,457	$ 2,396,376
Glencore PLC	1,012,959	5,368,082
Mitsui & Co. Ltd.	68,200	1,481,392
Rio Tinto PLC	110,552	6,925,462
Toyota Tsusho Corp.	312,000	6,010,234
Vale S.A.	531,600	5,619,767
		$27,801,313
Other Banks & Diversified Financials – 2.8%
Banca Monte dei Paschi di Siena S.p.A.	359,726	$ 2,103,225
China Construction Bank Corp. (a)	7,809,000	5,511,985
Credicorp Ltd.	27,320	4,872,522
Emirates NBD Bank PJSC	345,472	1,853,002
KB Financial Group, Inc.	82,313	5,313,366
Sberbank of Russia PJSC (a)(u)	715,224	0
		$19,654,100
Pharmaceuticals – 7.3%
Chugai Pharmaceutical Co. Ltd.	130,600	$ 6,625,277
Novo Nordisk A.S., “B”	29,443	4,093,075
Roche Holding AG	50,074	16,918,126

MFS Blended Research International Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Sanofi	93,322	$ 10,439,602
Santen Pharmaceutical Co. Ltd.	473,700	6,097,005
Sun Pharmaceutical Industries Ltd.	334,072	7,266,620
		$51,439,705
Printing & Publishing – 1.5%
Transcontinental, Inc., “A”	153,985	$ 1,918,457
Wolters Kluwer N.V.	52,918	9,017,089
		$10,935,546
Railroad & Shipping – 0.8%
Sankyu, Inc.	87,200	$ 2,855,364
West Japan Railway Co.	164,800	3,146,836
		$6,002,200
Real Estate – 2.1%
Emaar Properties PJSC	974,256	$ 2,238,785
Goodman Group, REIT	129,877	2,953,760
KDX Realty Investment Corp., REIT	3,270	3,622,898
Nomura Real Estate Holdings	128,400	3,693,902
Unibail-Rodamco-Westfield, REIT	25,945	2,078,124
		$14,587,469
Restaurants – 1.9%
Pluxee N.V.	125,310	$ 2,970,511
Sodexo	95,843	8,528,560
Wetherspoons (J.D.) PLC (a)	190,886	1,911,946
		$13,411,017
Specialty Chemicals – 1.1%
Linde PLC	16,015	$ 7,659,174
Specialty Stores – 2.0%
NEXT PLC	56,856	$ 7,615,814
PDD Holdings, Inc., ADR (a)	37,130	3,568,564
Vipshop Holdings Ltd., ADR	80,524	1,009,771
Walmart de Mexico S.A.B. de C.V.	614,008	1,956,982
		$14,151,131
Telecommunications - Wireless – 2.2%
KDDI Corp.	349,300	$ 11,762,080
PT Telekom Indonesia	18,354,700	3,624,704
		$15,386,784
Telephone Services – 0.8%
Hellenic Telecommunications Organization S.A.	190,417	$ 3,085,738
Koninklijke KPN N.V.	688,949	2,812,457
		$5,898,195
Tobacco – 1.0%
British American Tobacco PLC	183,027	$ 6,841,385

MFS Blended Research International Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – 3.1%
CLP Holdings Ltd.	552,500	$ 4,946,486
E.ON SE	480,108	6,798,412
Electric Power Development Co.	103,500	1,762,229
Iberdrola S.A.	579,064	8,219,874
		$21,727,001
Total Common Stocks (Identified Cost, $547,329,473)		$699,311,511
Preferred Stocks – 0.2%
Metals & Mining – 0.2%
Gerdau S.A. (Identified Cost, $1,981,209)	555,536	$ 1,803,832
	Strike Price	First Exercise
Warrants – 0.0%
Computer Software – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a) (Identified Cost, $0)	CAD 11.5	N/A	3,156	$ 0

Investment Companies (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 5.35% (v) (Identified Cost, $5,571,158)	5,570,515	$ 5,572,186
Other Assets, Less Liabilities – 0.4%		2,628,325
Net Assets – 100.0%		$709,315,854
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $5,572,186 and $701,115,343, respectively.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
See Notes to Financial Statements

MFS Blended Research International Equity Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 8/31/24 Assets
Investments in unaffiliated issuers, at value (identified cost, $549,310,682)	$701,115,343
Investments in affiliated issuers, at value (identified cost, $5,571,158)	5,572,186
Foreign currency, at value (identified cost, $6,433)	6,438
Receivables for
Investments sold	618,286
Fund shares sold	979,952
Dividends	2,641,578
Receivable from investment adviser	14,207
Other assets	522
Total assets	$710,948,512
Liabilities
Payables for
Fund shares reacquired	$312,623
Payable to affiliates
Administrative services fee	909
Shareholder servicing costs	71,740
Distribution and service fees	979
Payable for independent Trustees' compensation	15
Deferred foreign capital gains tax expense payable	1,068,436
Accrued expenses and other liabilities	177,956
Total liabilities	$1,632,658
Net assets	$709,315,854
Net assets consist of
Paid-in capital	$543,502,882
Total distributable earnings (loss)	165,812,972
Net assets	$709,315,854
Shares of beneficial interest outstanding	50,436,464
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$31,423,280	2,211,121	$14.21
Class B	152,213	11,004	13.83
Class C	863,474	62,809	13.75
Class I	276,336,577	19,680,761	14.04
Class R1	1,105,199	81,112	13.63
Class R2	3,142,921	226,440	13.88
Class R3	1,911,216	136,152	14.04
Class R4	795,937	56,630	14.06
Class R6	393,585,037	27,970,435	14.07
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $15.08 [100 / 94.25 x $14.21]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements

MFS Blended Research International Equity Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 8/31/24 Net investment income (loss)
Income
Dividends	$25,029,456
Dividends from affiliated issuers	257,758
Other	50,641
Income on securities loaned	46,408
Interest	1,277
Foreign taxes withheld	(2,506,320)
Total investment income	$22,879,220
Expenses
Management fee	$3,325,818
Distribution and service fees	104,502
Shareholder servicing costs	267,799
Administrative services fee	105,027
Independent Trustees' compensation	13,349
Custodian fee	156,402
Shareholder communications	27,539
Audit and tax fees	92,473
Legal fees	3,543
Miscellaneous	196,487
Total expenses	$4,292,939
Reduction of expenses by investment adviser	(233,089)
Net expenses	$4,059,850
Net investment income (loss)	$18,819,370
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (includes $210,525 foreign capital gains tax)	$27,103,587
Affiliated issuers	1,483
Foreign currency	(195,593)
Net realized gain (loss)	$26,909,477
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $916,107 increase in deferred foreign capital gains tax)	$93,062,125
Affiliated issuers	384
Translation of assets and liabilities in foreign currencies	36,112
Net unrealized gain (loss)	$93,098,621
Net realized and unrealized gain (loss)	$120,008,098
Change in net assets from operations	$138,827,468
See Notes to Financial Statements

MFS Blended Research International Equity Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	8/31/24	8/31/23
Change in net assets
From operations
Net investment income (loss)	$18,819,370	$17,681,456
Net realized gain (loss)	26,909,477	(21,379,703)
Net unrealized gain (loss)	93,098,621	78,394,046
Change in net assets from operations	$138,827,468	$74,695,799
Total distributions to shareholders	$(18,501,562)	$(14,738,424)
Change in net assets from fund share transactions	$(30,948,866)	$70,429,407
Total change in net assets	$89,377,040	$130,386,782
Net assets
At beginning of period	619,938,814	489,552,032
At end of period	$709,315,854	$619,938,814
See Notes to Financial Statements

MFS Blended Research International Equity Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$11.94	$10.77	$13.71	$10.79	$10.37
Income (loss) from investment operations
Net investment income (loss) (d)	$0.32	$0.33	$0.31	$0.31	$0.25
Net realized and unrealized gain (loss)	2.26	1.12	(2.57)	2.87	0.47
Total from investment operations	$2.58	$1.45	$(2.26)	$3.18	$0.72
Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.19)	$(0.11)	$(0.26)	$(0.30)
From net realized gain	—	(0.09)	(0.57)	—	—
Total distributions declared to shareholders	$(0.31)	$(0.28)	$(0.68)	$(0.26)	$(0.30)
Net asset value, end of period (x)	$14.21	$11.94	$10.77	$13.71	$10.79
Total return (%) (r)(s)(t)(x)	22.08	13.60	(17.24)	29.82	6.85
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.93	0.96	0.95	0.98	0.99
Expenses after expense reductions	0.89	0.89	0.89	0.89	0.89
Net investment income (loss)	2.52	2.90	2.44	2.45	2.39
Portfolio turnover rate	51	56	52	68	72
Net assets at end of period (000 omitted)	$31,423	$27,916	$18,999	$110,106	$93,455
Class B	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$11.62	$10.49	$13.61	$10.72	$10.32
Income (loss) from investment operations
Net investment income (loss) (d)	$0.22	$0.23	$0.23	$0.22	$0.17
Net realized and unrealized gain (loss)	2.20	1.10	(2.55)	2.85	0.47
Total from investment operations	$2.42	$1.33	$(2.32)	$3.07	$0.64
Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.11)	$(0.23)	$(0.18)	$(0.24)
From net realized gain	—	(0.09)	(0.57)	—	—
Total distributions declared to shareholders	$(0.21)	$(0.20)	$(0.80)	$(0.18)	$(0.24)
Net asset value, end of period (x)	$13.83	$11.62	$10.49	$13.61	$10.72
Total return (%) (r)(s)(t)(x)	21.15	12.81	(17.99)	28.84	6.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.67	1.71	1.70	1.72	1.74
Expenses after expense reductions	1.64	1.64	1.64	1.64	1.64
Net investment income (loss)	1.76	2.05	1.85	1.75	1.61
Portfolio turnover rate	51	56	52	68	72
Net assets at end of period (000 omitted)	$152	$154	$161	$210	$148

See Notes to Financial Statements

MFS Blended Research International Equity Fund
Financial Highlights - continued
Class C	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$11.58	$10.48	$13.59	$10.70	$10.28
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.23	$0.23	$0.23	$0.17
Net realized and unrealized gain (loss)	2.18	1.09	(2.53)	2.83	0.47
Total from investment operations	$2.41	$1.32	$(2.30)	$3.06	$0.64
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.13)	$(0.24)	$(0.17)	$(0.22)
From net realized gain	—	(0.09)	(0.57)	—	—
Total distributions declared to shareholders	$(0.24)	$(0.22)	$(0.81)	$(0.17)	$(0.22)
Net asset value, end of period (x)	$13.75	$11.58	$10.48	$13.59	$10.70
Total return (%) (r)(s)(t)(x)	21.20	12.72	(17.91)	28.78	6.08
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.68	1.71	1.70	1.72	1.74
Expenses after expense reductions	1.64	1.64	1.64	1.64	1.64
Net investment income (loss)	1.84	2.10	1.90	1.82	1.64
Portfolio turnover rate	51	56	52	68	72
Net assets at end of period (000 omitted)	$863	$418	$330	$382	$220
Class I	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$11.80	$10.63	$13.78	$10.84	$10.42
Income (loss) from investment operations
Net investment income (loss) (d)	$0.34	$0.36	$0.37	$0.38	$0.31
Net realized and unrealized gain (loss)	2.24	1.10	(2.59)	2.84	0.44
Total from investment operations	$2.58	$1.46	$(2.22)	$3.22	$0.75
Less distributions declared to shareholders
From net investment income	$(0.34)	$(0.20)	$(0.36)	$(0.28)	$(0.33)
From net realized gain	—	(0.09)	(0.57)	—	—
Total distributions declared to shareholders	$(0.34)	$(0.29)	$(0.93)	$(0.28)	$(0.33)
Net asset value, end of period (x)	$14.04	$11.80	$10.63	$13.78	$10.84
Total return (%) (r)(s)(t)(x)	22.39	13.92	(17.13)	30.14	7.09
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.68	0.71	0.70	0.72	0.75
Expenses after expense reductions	0.64	0.64	0.64	0.64	0.64
Net investment income (loss)	2.75	3.14	3.09	2.91	3.06
Portfolio turnover rate	51	56	52	68	72
Net assets at end of period (000 omitted)	$276,337	$251,004	$176,391	$22,325	$5,183

See Notes to Financial Statements

MFS Blended Research International Equity Fund
Financial Highlights - continued
Class R1	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$11.48	$10.44	$13.51	$10.65	$10.24
Income (loss) from investment operations
Net investment income (loss) (d)	$0.22	$0.23	$0.23	$0.22	$0.17
Net realized and unrealized gain (loss)	2.18	1.08	(2.53)	2.82	0.47
Total from investment operations	$2.40	$1.31	$(2.30)	$3.04	$0.64
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.18)	$(0.20)	$(0.18)	$(0.23)
From net realized gain	—	(0.09)	(0.57)	—	—
Total distributions declared to shareholders	$(0.25)	$(0.27)	$(0.77)	$(0.18)	$(0.23)
Net asset value, end of period (x)	$13.63	$11.48	$10.44	$13.51	$10.65
Total return (%) (r)(s)(t)(x)	21.25	12.68	(17.95)	28.83	6.13
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.67	1.71	1.70	1.72	1.74
Expenses after expense reductions	1.64	1.64	1.64	1.64	1.64
Net investment income (loss)	1.83	2.08	1.95	1.74	1.63
Portfolio turnover rate	51	56	52	68	72
Net assets at end of period (000 omitted)	$1,105	$879	$314	$233	$166
Class R2	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$11.68	$10.55	$13.72	$10.80	$10.38
Income (loss) from investment operations
Net investment income (loss) (d)	$0.29	$0.31	$0.31	$0.29	$0.22
Net realized and unrealized gain (loss)	2.21	1.08	(2.57)	2.86	0.47
Total from investment operations	$2.50	$1.39	$(2.26)	$3.15	$0.69
Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.17)	$(0.34)	$(0.23)	$(0.27)
From net realized gain	—	(0.09)	(0.57)	—	—
Total distributions declared to shareholders	$(0.30)	$(0.26)	$(0.91)	$(0.23)	$(0.27)
Net asset value, end of period (x)	$13.88	$11.68	$10.55	$13.72	$10.80
Total return (%) (r)(s)(t)(x)	21.83	13.31	(17.55)	29.50	6.56
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.18	1.21	1.20	1.22	1.24
Expenses after expense reductions	1.14	1.14	1.14	1.14	1.14
Net investment income (loss)	2.37	2.76	2.61	2.30	2.12
Portfolio turnover rate	51	56	52	68	72
Net assets at end of period (000 omitted)	$3,143	$2,744	$1,261	$404	$156

See Notes to Financial Statements

MFS Blended Research International Equity Fund
Financial Highlights - continued
Class R3	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$11.81	$10.65	$13.82	$10.88	$10.45
Income (loss) from investment operations
Net investment income (loss) (d)	$0.33	$0.35	$0.32	$0.29	$0.25
Net realized and unrealized gain (loss)	2.22	1.09	(2.58)	2.91	0.49
Total from investment operations	$2.55	$1.44	$(2.26)	$3.20	$0.74
Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.19)	$(0.34)	$(0.26)	$(0.31)
From net realized gain	—	(0.09)	(0.57)	—	—
Total distributions declared to shareholders	$(0.32)	$(0.28)	$(0.91)	$(0.26)	$(0.31)
Net asset value, end of period (x)	$14.04	$11.81	$10.65	$13.82	$10.88
Total return (%) (r)(s)(t)(x)	22.08	13.67	(17.37)	29.75	6.92
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.93	0.96	0.95	0.96	0.99
Expenses after expense reductions	0.89	0.89	0.89	0.89	0.89
Net investment income (loss)	2.60	3.08	2.64	2.22	2.37
Portfolio turnover rate	51	56	52	68	72
Net assets at end of period (000 omitted)	$1,911	$1,228	$532	$395	$64
Class R4	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$11.81	$10.65	$13.79	$10.85	$10.42
Income (loss) from investment operations
Net investment income (loss) (d)	$0.39	$0.35	$0.38	$0.35	$0.27
Net realized and unrealized gain (loss)	2.20	1.11	(2.59)	2.87	0.49
Total from investment operations	$2.59	$1.46	$(2.21)	$3.22	$0.76
Less distributions declared to shareholders
From net investment income	$(0.34)	$(0.21)	$(0.36)	$(0.28)	$(0.33)
From net realized gain	—	(0.09)	(0.57)	—	—
Total distributions declared to shareholders	$(0.34)	$(0.30)	$(0.93)	$(0.28)	$(0.33)
Net asset value, end of period (x)	$14.06	$11.81	$10.65	$13.79	$10.85
Total return (%) (r)(s)(t)(x)	22.45	13.83	(17.09)	30.12	7.18
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.67	0.71	0.69	0.72	0.74
Expenses after expense reductions	0.64	0.64	0.64	0.64	0.64
Net investment income (loss)	3.10	3.08	3.11	2.73	2.62
Portfolio turnover rate	51	56	52	68	72
Net assets at end of period (000 omitted)	$796	$391	$329	$81	$62

See Notes to Financial Statements

MFS Blended Research International Equity Fund
Financial Highlights - continued
Class R6	Year ended
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$11.82	$10.65	$13.80	$10.85	$10.43
Income (loss) from investment operations
Net investment income (loss) (d)	$0.36	$0.35	$0.37	$0.36	$0.29
Net realized and unrealized gain (loss)	2.24	1.12	(2.58)	2.88	0.47
Total from investment operations	$2.60	$1.47	$(2.21)	$3.24	$0.76
Less distributions declared to shareholders
From net investment income	$(0.35)	$(0.21)	$(0.37)	$(0.29)	$(0.34)
From net realized gain	—	(0.09)	(0.57)	—	—
Total distributions declared to shareholders	$(0.35)	$(0.30)	$(0.94)	$(0.29)	$(0.34)
Net asset value, end of period (x)	$14.07	$11.82	$10.65	$13.80	$10.85
Total return (%) (r)(s)(t)(x)	22.52	13.94	(17.07)	30.32	7.18
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.59	0.62	0.62	0.63	0.65
Expenses after expense reductions	0.56	0.56	0.55	0.55	0.55
Net investment income (loss)	2.91	3.13	3.02	2.82	2.76
Portfolio turnover rate	51	56	52	68	72
Net assets at end of period (000 omitted)	$393,585	$335,205	$291,234	$293,695	$247,726
(d)	Per share data is based on average shares outstanding.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

MFS Blended Research International Equity Fund
Notes to Financial Statements
(1)  Business and Organization
MFS Blended Research International Equity Fund (the fund) is a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after

MFS Blended Research International Equity Fund
Notes to Financial Statements  - continued
foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$9,540,922	$94,985,340	$—	$104,526,262
United Kingdom	13,087,790	60,177,960	—	73,265,750
France	64,748,750	8,379,645	—	73,128,395
Canada	61,574,398	0	—	61,574,398
China	12,142,537	37,022,880	—	49,165,417
Taiwan	20,451,015	13,938,434	—	34,389,449
South Korea	—	34,168,459	—	34,168,459
Switzerland	18,973,879	13,624,597	—	32,598,476
Netherlands	18,773,086	11,848,980	—	30,622,066
Other Countries	99,336,898	108,339,773	0	207,676,671
Mutual Funds	5,572,186	—	—	5,572,186
Total	$324,201,461	$382,486,068	$0	$706,687,529
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 8/31/23	$0
Realized gain (loss)	(1,275,603)
Change in unrealized appreciation or depreciation	1,893,890
Sales	(618,287)
Balance as of 8/31/24	$0
The net change in unrealized appreciation or depreciation from investments held as level 3 at August 31, 2024 is $0. At August 31, 2024, the fund held one level 3 security.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

MFS Blended Research International Equity Fund
Notes to Financial Statements  - continued
Security Loans — Effective April 11, 2024, the fund entered into a Securities Lending Agency Agreement with Goldman Sachs Agency Lending replacing State Street Bank and Trust Company as the fund’s lending agent. Goldman Sachs Agency Lending loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At August 31, 2024, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:

MFS Blended Research International Equity Fund
Notes to Financial Statements  - continued
	Year ended 8/31/24	Year ended 8/31/23
Ordinary income (including any short-term capital gains)	$18,501,562	$10,343,305
Long-term capital gains	—	4,395,119
Total distributions	$18,501,562	$14,738,424
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 8/31/24
Cost of investments	$561,174,163
Gross appreciation	165,335,285
Gross depreciation	(19,821,919)
Net unrealized appreciation (depreciation)	$145,513,366
Undistributed ordinary income	21,001,454
Undistributed long-term capital gain	440,328
Other temporary differences	(1,142,176)
Total distributable earnings (loss)	$165,812,972
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 8/31/24	Year ended 8/31/23
Class A	$688,321	$546,445
Class B	2,535	2,838
Class C	9,656	7,387
Class I	7,494,228	5,503,685
Class R1	20,382	17,970
Class R2	69,777	33,852
Class R3	34,451	15,862
Class R4	11,319	9,228
Class R6	10,170,893	8,601,157
Total	$18,501,562	$14,738,424
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.50%
In excess of $1 billion and up to $2.5 billion	0.475%
In excess of $2.5 billion	0.45%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until December 31, 2024. For the year ended August 31, 2024, this management fee reduction amounted to $86,331, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended August 31, 2024 was equivalent to an annual effective rate of 0.49% of the fund's average daily net assets.

MFS Blended Research International Equity Fund
Notes to Financial Statements  - continued
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
0.89%	1.64%	1.64%	0.64%	1.64%	1.14%	0.89%	0.64%	0.58%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2025. For the year ended August 31, 2024, this reduction amounted to $146,758, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $1,861 for the year ended August 31, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 69,131
Class B	0.75%	0.25%	1.00%	1.00%	1,460
Class C	0.75%	0.25%	1.00%	1.00%	5,304
Class R1	0.75%	0.25%	1.00%	1.00%	9,949
Class R2	0.25%	0.25%	0.50%	0.50%	14,880
Class R3	—	0.25%	0.25%	0.25%	3,778
Total Distribution and Service Fees					$104,502
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended August 31, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. There were no service fee rebates for the year ended August 31, 2024.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended August 31, 2024, were as follows:
Amount
Class A	$39
Class B	—
Class C	25
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended August 31, 2024, the fee was $5,332, which equated to 0.0008% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended August 31, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $262,467.

MFS Blended Research International Equity Fund
Notes to Financial Statements  - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets.The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended August 31, 2024 was equivalent to an annual effective rate of 0.0158% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
6/23/2023	Redemption	Class R3	6,359	$74,464
8/19/2024	Redemption	Class A	2	35
8/19/2024	Redemption	Class I	3	36
8/19/2024	Redemption	Class R2	3	35
8/19/2024	Redemption	Class R3	2	24
At August 31, 2024, MFS held approximately 56% of the outstanding shares of Class B.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended August 31, 2024, this reimbursement amounted to $50,616, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the year ended August 31, 2024, purchases and sales of investments, other than short-term obligations, aggregated $335,704,890 and $368,730,835, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 8/31/24		Year ended 8/31/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	431,687	$5,529,248	1,185,812	$13,339,784
Class B	—	—	327	3,827
Class C	30,123	381,832	14,132	155,634
Class I	3,418,484	41,414,017	9,780,227	107,922,482
Class R1	13,707	161,022	47,712	495,278
Class R2	76,390	929,151	185,751	2,154,293
Class R3	54,792	687,709	74,714	870,256
Class R4	24,759	303,236	1,381	15,628
Class R6	3,263,710	39,479,217	7,020,399	77,491,175
	7,313,652	$88,885,432	18,310,455	$202,448,357

MFS Blended Research International Equity Fund
Notes to Financial Statements  - continued
	Year ended 8/31/24		Year ended 8/31/23
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	57,104	$688,102	48,487	$546,445
Class B	215	2,535	257	2,838
Class C	825	9,656	672	7,387
Class I	630,804	7,493,954	494,936	5,503,685
Class R1	1,756	20,382	1,649	17,970
Class R2	5,918	69,777	3,064	33,852
Class R3	2,895	34,451	1,423	15,862
Class R4	952	11,319	829	9,228
Class R6	854,194	10,164,913	771,681	8,596,530
	1,554,663	$18,495,089	1,322,998	$14,733,797
Shares reacquired
Class A	(615,769)	$(7,548,485)	(660,168)	$(7,500,187)
Class B	(2,456)	(29,205)	(2,669)	(28,943)
Class C	(4,206)	(52,435)	(10,280)	(113,992)
Class I	(5,641,262)	(70,496,733)	(5,590,963)	(62,844,924)
Class R1	(10,881)	(136,710)	(2,904)	(32,072)
Class R2	(90,752)	(1,135,406)	(73,424)	(852,422)
Class R3	(25,519)	(321,118)	(22,102)	(259,340)
Class R4	(2,207)	(27,914)	(14)	(152)
Class R6	(4,499,045)	(58,581,381)	(6,786,078)	(75,120,715)
	(10,892,097)	$(138,329,387)	(13,148,602)	$(146,752,747)
Net change
Class A	(126,978)	$(1,331,135)	574,131	$6,386,042
Class B	(2,241)	(26,670)	(2,085)	(22,278)
Class C	26,742	339,053	4,524	49,029
Class I	(1,591,974)	(21,588,762)	4,684,200	50,581,243
Class R1	4,582	44,694	46,457	481,176
Class R2	(8,444)	(136,478)	115,391	1,335,723
Class R3	32,168	401,042	54,035	626,778
Class R4	23,504	286,641	2,196	24,704
Class R6	(381,141)	(8,937,251)	1,006,002	10,966,990
	(2,023,782)	$(30,948,866)	6,484,851	$70,429,407
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Lifetime 2040 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2060 Fund, the MFS Lifetime Income Fund, and the MFS Lifetime 2025 Fund were the owners of record of approximately 10%, 9%, 8%, 6%, 6%, 5%, 3%, 2%, and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2065 Fund was the owner of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the

MFS Blended Research International Equity Fund
Notes to Financial Statements  - continued
Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended August 31, 2024, the fund’s commitment fee and interest expense were $3,532 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$6,449,765	$111,041,379	$111,920,825	$1,483	$384	$5,572,186
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$257,758	$—
(8)  Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Additionally, since there is no assurance on collectability of dividends declared by certain Russian issuers, all such dividends, related receivables, and/or currency denominated in Rubles, if applicable, have been valued at $0. Management continues to monitor these events and to evaluate the related impacts on fund performance.

MFS Blended Research International Equity Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders of MFS Blended Research International Equity Fund and the Board of Trustees of MFS Series Trust IV
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of MFS Blended Research International Equity Fund (the “Fund”) (one of the funds constituting MFS Series Trust IV (the “Trust”)), including the portfolio of investments, as of August 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting MFS Series Trust IV) at August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of one or more MFS investment companies since 1993.
Boston, Massachusetts
October 16, 2024

MFS Blended Research International Equity Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2024 income tax forms in January 2025. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
The fund designates $726,000 as capital gain dividends paid during the fiscal year.
Income derived from foreign sources was $25,081,696. The fund intends to pass through foreign tax credits of $2,511,588 for the fiscal year.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Blended Research International Equity Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Blended Research International Equity Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Blended Research International Equity Fund.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

MFS Blended Research International Equity Fund
Board Review of Investment Advisory Agreement
MFS Blended Research International Equity Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2024 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2023 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2023, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 4th quintile for the one-year period and the 2nd quintile for the three-year period ended December 31, 2023 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

MFS Blended Research International Equity Fund
Board Review of Investment Advisory Agreement - continued
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.

MFS Blended Research International Equity Fund
Board Review of Investment Advisory Agreement - continued
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2024.

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Attached hereto as EX-99.COE.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS SERIES TRUST IV

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   October 16, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  October 16, 2024

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  October 16, 2024

*  Print name and title of each signing officer under his or her signature.